TRAVELERS MARKETLIFESM
May 1, 2003 Prospectus
as supplemented on December 23, 2003
Flexible Premium Variable Life Insurance Policies
Issued to Individuals by:
The Travelers Insurance Company — The Travelers Fund UL (a separate account)
or
The Travelers Life and Annuity Company — The Travelers Fund UL II (a separate account)

This prospectus describes information you should know before you purchase Travelers MarketLife (the Policy). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy’s primary features. Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies. We use certain terms throughout this prospectus, which are defined in Appendix A. The language of the Policy itself determines your rights and obligations under the Policy.

As a life insurance policy, the Policy is a contract between you and the Company. The Policy is designed to provide insurance protection on the life of an individual and to build Cash Value. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (Insured). Premium Payments are flexible in both frequency and amount. You can build Cash Value by investing in a variety of Investment Options (listed below), which, in turn, invest in professionally managed Mutual Funds (the Funds). The value of your Policy will vary based on the performance of the Funds you select.

Capital Appreciation Fund	The Travelers Series Trust
Dreyfus Stock Index Fund — Initial Shares	Pioneer Fund Portfolio(2)
Managed Assets Trust	U.S. Government Securities Portfolio
Money Market Portfolio (Travelers)	Zero Coupon Bond Fund Portfolio Series 2005
Franklin Templeton Variable Insurance Products Trust	Travelers Series Fund Inc.
Templeton Global Asset Allocation Fund — Class 1 Shares	AIM Capital Appreciation Portfolio
Templeton Global Income Securities Fund — Class 1	MFS Total Return Portfolio
Shares	Pioneer Strategic Income Portfolio(3)
Templeton Growth Securities Fund — Class 1 Shares	Smith Barney High Income Portfolio
Greenwich Street Series Fund	Smith Barney Large Cap Value Portfolio
Equity Index Portfolio — Class I Shares	Smith Barney Large Capitalization Growth Portfolio
Fundamental Value Portfolio	Strategic Equity Portfolio(4)
Janus Aspen Series	Variable Insurance Products Fund
Global Technology Portfolio — Service Shares	Equity-Income Portfolio — Initial Class
Mid Cap Growth Portfolio — Service Shares(1)	Growth Portfolio — Initial Class
Worldwide Growth Portfolio — Service Shares	High Income Portfolio — Initial Class
Scudder Investment VIT Funds	Variable Insurance Products Fund II
EAFE® Equity Index Fund — Class A Shares	Asset Manager Portfolio — Initial Class
Small Cap Index Fund — Class A Shares
______________
(1)	Formerly Aggressive Growth Portfolio — Service Shares	(3)	Formerly Putnam Diversified Income Portfolio
(2)	Formerly Utilities Portfolio	(4)	Formerly Alliance Growth Portfolio

To learn more about the Policy you can request a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Policy Holder Services, P.O. Box 990019, Hartford, Connecticut 06199-0019, call 1-800-334-4298 or access the SEC’s website (http://www.sec.gov).

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

Table of Contents

Summary of Principal Policy Benefits and Risks	4
Policy Summary	4
Principal Policy Benefits	4
Principal Policy Risks	5
Fund Company Risks	6
Fee Tables	7
Transaction Fees	7
Periodic Charges other than Fund Operating Expenses	9
Charges for Optional Riders	11
Fund Charges and Expenses	13
Description of the Companies, Separate Accounts and Funds	16
The Insurance Companies	16
The Separate Accounts and Their Investment Options	16
The Funds	16
Voting Rights	20
Conflicts of Interest	20
Policy Charges and Deductions	20
Charges Against Premium	21
Charges Against Cash Value	21
Charges Against the Separate Account	23
Fund Charges	23
Modification, Reserved Rights and Other Charges	23
Policy Description	23
Applying for a Policy	24
When Coverage Begins	24
Right to Cancel (free look period)	24
Tax Free ‘Section 1035’ Exchanges	25
Ownership/Policy Rights	25
Premiums	26
Amount, Frequency and Duration of Premium Payments	26
Allocation of Premium Payments	27
Values Under Your Policy	27
Cash Value	27
Investment Option Valuation	27
Loan Account Valuation	28
Transfers	29
Transfers of Cash Value	29
Telephone Transfers	29
Death Benefit	29
Death Benefit Examples	30
Changing the Death Benefit Option	31
Paying the Death Benefit and Payment Options	31

Benefits at Maturity	32
Other Benefits	32
Exchange Option	32
Riders	32
Policy Surrenders	34
Full Surrender	34
Partial Surrender	34
Policy Loans	34
Effects of Loans	35
Lapse and Reinstatement	35
Lapse	35
Grace Period	35
Lapse Protection Guarantee Rider	35
Reinstatement	36
Federal Tax Considerations	36
Potential Benefits of Life Insurance	36
Tax Status of the Policy	37
Tax Treatment of Policy Benefits	38
Other Tax Considerations	40
Insurable Interest	40
The Company’s Income Taxes	40
Alternative Minimum Tax	40
Other Policy Information	40
Payment and Suspension of Valuation	40
Policy Statements	41
Limits on Right to Contest and Suicide Exclusion	41
Misstatement as to Sex and Age	41
Policy Changes	41
Distribution	41
Emergency Procedures	43
Legal Proceedings	43
Financial Statement	43
Appendix A: Glossary of terms used throughout this prospectus	A-1
Appendix B: Annual Minimum Premiums	B-1
Appendix C: Per thousand of Stated Amount Surrender Charge	C-1
Appendix D: Current Monthly Administrative Charge	D-1
Appendix D1: Guaranteed Monthly Administrative Charge	D1-1
Appendix E: Illustrations	E-1

SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

This section provides a summary of the Policy and the principal policy benefits and risks. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this prospectus.

Policy Summary

Travelers MarketLife is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, Cash Values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

Principal Policy Benefits

    Death Benefit

    We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (the Stated Amount) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Cash Value of your Policy (the Minimum Amount Insured). Generally, the Cash Value of your Policy is the sum of the values in the Investment Options and your Loan Account Value.

    In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are two Death Benefit options available:

      Option 1 — Level Option: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured.
      Option 2 — Variable Option: the Death Benefit will be the greater of (i) the Stated Amount plus the Cash Value of the Policy or (ii) the Minimum Amount Insured.

    The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders, outstanding loans and charges or by certain Riders.

    Policy Surrenders (Withdrawals)

    You may withdraw some or all of your money from your Policy (minus any applicable charges and fees).

    Policy Loans

    You may borrow against your Policy using your Policy as collateral.

    The Investment Options and the Corresponding Funds

    You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Cash Value among any of the Investment Options while continuing to defer current income taxes.

    Flexible Premium Payments

    After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

    Payment Options

    You or your Beneficiary can choose from a variety of fixed and variable Payment Options (e.g., lump sum or various periodic payments) to receive the Policy Proceeds.

    Tax-Free Death Benefit

    Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

    Right to Cancel Period

    We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

    Exchange Option

    During the first two Policy Years you can exchange this Policy for a form of non-variable permanent individual life insurance.

    Riders (Supplemental Insurance Benefits)

    You may add additional insurance to your Policy by Rider. A number of different riders are available, ranging from a Cost of Living Adjustment Rider to a Lapse Protection Guarantee Rider. Please see “Other Benefits” for descriptions of all the riders.

    Personalized Illustrations

    You may request personalized illustrations for the Policy that reflect your age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.

Principal Policy Risks

    Poor Fund Performance (Investment Risk)

    The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Cash Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero. In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

    Tax Risks

    We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Policy Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals.

    Policy Lapse

    There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

    Policy Withdrawal Limitations

    Full and Partial surrenders may be subject to a surrender charge. The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Cash Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

    Credit Risk

    The Death Benefit guarantees and rider guarantees depend on the Company’s financial ability to fulfill their obligations. You should review the Company’s financial statements, which are available upon request and are attached to the Statement of Additional Information.

    Effects of Policy Loans

    A Policy loan, whether or not repaid, will affect your Policy’s Cash Value over time because we transfer the amount of the loan from the Investment Options to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

    Increase in Current Fees and Expenses

    Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

    Policy is not Suited for Short-Term Investment

    We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

Fund Company Risks

    A comprehensive discussion of the risks of each Fund may be found in each Fund Company’s prospectus.
    Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

    A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

    There is no assurance that any of the Funds will achieve their stated investment objective.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Insured’s characteristics, such as age or rating classification, the charge for a Sample Insured.

Transaction Fees

Charge	When we Deduct the Charge	Amount Deducted

Sales Charge	Upon receipt of each	Current Charge:	2.50% of each Premium Payment
$50,000 – $499,999 of Face Amount	Premium Payment	Guaranteed Charge:	2.50% of each Premium Payment
Sales Charge	Upon receipt of each	Current Charge:	2.00% of each Premium Payment
$500,000 – $999,999 of Face Amount	Premium Payment	Guaranteed Charge:	2.00% of each Premium Payment
Sales Charge	Not applicable	Current Charge:	0.00% of each Premium Payment
$1,000,000+ of Face Amount		Guaranteed Charge:	0.00% of each Premium Payment
Premium Tax Charge	Upon receipt of each	Current Charge:	2.50% of each Premium Payment
(Waived for policies issued in PR)	Premium Payment	Guaranteed Charge:	2.50% of each Premium Payment
Surrender Charge (Full) (1)	When you fully surrender your Policy within the first ten (10) Policy Years and for the first ten (10) Policy Years after an increase in Stated Amount in addition to the per $1,000 of Stated Amount Surrender charge, there is also another charge that is the smallest of 6% of the Cash Value being surrendered, 6% of the amount of premiums actually paid within the five years preceeding the surrender, or 9% of the total Annual Minimum Premiums for each full or partial Policy Year during the five years preceeding the surrender, whether paid or not.	Current Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $25.40(3)
		Guaranteed Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $25.40(3)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Rates per $1000 of Stated Amount for First Year of Coverage: Current: $5.69 Guaranteed: $5.69

Charge	When we Deduct the Charge	Amount Deducted

Surrender Charge (Partial)	When you partially surrender your Policy within the first ten (10) Policy Years and for the first ten (10) Policy Years after an increase in Stated Amount, there is a charge that is the smallest of 6% of the gross partial surrender amount, 6% of the amount of premiums actually paid within the five years preceeding the surrender, or 9% of the total Annual Minimum Premiums for each full or partial Policy Year during the five years preceeding the surrender, whether paid or not. Gross partial surrender amounts are the requested partial surrender amounts divided by 94%.	Current Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $25.40(3)
		Guaranteed Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $25.40(3)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Rates per $1000 of Stated Amount for First Year of Coverage: Current: $5.69 Guaranteed: $5.69
Decrease of Stated Amount (1)	When a decrease in Stated Amount is requested	Current Charge:	Rates per $1000 of Stated Amount for the First Year of Coverage: Minimum: $1.63(2) Maximum: $ 25.40(3)
		Guaranteed Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $ 25.40(3)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Rates per $1000 of Stated Amount for First Year of Coverage: Current: $5.69 Guaranteed: $5.69
______________
(1)	Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the charges that would apply to you, please contact your agent or registered representative.

(2)	Sample charge for any insured with a specified amount at or above $1,000,000 and with an issue age less than 5-years old regardless of sex, risk class or underwriting.

(3)	Sample charge for any insured with a specified amount less than $500,000 and with an issue age greater than 64-years old regardless of sex, risk class or underwriting.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

Periodic Charges Other Than Fund Operating Expenses

Charge	When we Deduct the Charge	Amount Deducted

Cost of Insurance Charge (COI(1))	Monthly on the Deduction Day	Current Charge:	Rates per $1000 of Net Amount At Risk for the First Year of Coverage: Minimum: 0.0571(2) Maximum: 46.94796(3)
		Guaranteed Charge:	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Minimum: 0.0571(2) Maximum: 47.18322(3)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Current: 0.1753 Guaranteed: 0.2634
Policy Administrative Expense Charges	Monthly from Cash Value for the first three (3) Policy Years on the Deduction Date	Current Charge:	Monthly Rate per $1000 of Initial Stated Amount for the first three years of coverage or for the three years following an increase in Stated Amount: Minimum: $ 0.00(4) Maximum: $ 0.39(5)
		Guaranteed Charge:	Monthly Rate per $1000 of Initial Stated Amount for the first three years of coverage or for the three years following an increase in Stated Amount: Minimum: $0.00(6) Maximum: $0.39(5)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Monthly Rate per $1000 of Initial Stated Amount for the first three years of coverage or for the three years following an increase in Stated Amount: Current: $0.23 Guaranteed: $0.23
______________
(1)	The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables). The cost-of-insurance rates listed do not reflect the addition of any “flat extras.” Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.

(2)	Sample charge for a 9-year-old female, non-smoker, preferred plus underwriting class with death benefit option 1.

(3)	Sample charge for an 80-year-old male, smoker, Table 10, with death benefit option 1.

(4)	Sample charge for any insured with stated amounts $1,000,000 or more regardless if age, sex, risk class or underwriting. This sample charge also applies to a nonsmoker risk class with stated amounts of $500,000 or more regardless of sex or underwriting.

(5)	Sample charge for any insured with stated amounts less than $500,000, smoker risk class, and issue ages between 64-80 years old (inclusive) regardless of sex or underwriting.

Periodic Charges Other Than Fund Operating Expenses (Continuation)

Charge	When we Deduct the Charge	Amount Deducted

Mortality and Expense Risk (M&E) Charge (Applies to policies issued on or after 5/1/1998.)	Daily from the unloaned portion of the Cash Value	Current Charge:	0.80% on an annual basis of the amounts in the Investment Options for the first fifteen (15) Policy Years and 0.25% thereafter
		Guaranteed Charge:	Same as current.
Mortality and Expense Risk (M&E) Charge (Applies to policies issued on or after 7/12/1995 and prior to 5/1/1998.)	Daily from the unloaned portion of the Cash Value	Current Charge:	0.80% on an annual basis of the amounts in the Investment Options for the first fifteen (15) Policy Years and 0.45% thereafter
		Guaranteed Charge:	Same as current.
Mortality and Expense Risk (M&E) Charge (Applies to policies issued prior to 7/12/1995.)	Daily from the unloaned portion of the Cash Value	Current Charge:	0.60% on an annual basis of the amounts in the Investment Options for all Policy Years.
		Guaranteed Charge:	Same as current.
Separate Account Expense Charge (Applies to policies issued on or after 7/12/1995.)	Daily from the unloaned portion of Cash Value	Current Charge:	0.10% on an annual basis of the amounts in the Investment Options for the fifteen (15) Policy Years and 0.00% thereafter
		Guaranteed Charge:	Same as current
Separate Account Expense Charge (Applies to policies issued prior to 7/12/1995.)	Daily from the unloaned portion of Cash Value	Current Charge:	0.00% on an annual basis of the amounts in the Investment Options for all Policy Years.
		Guaranteed Charge:	Same as current
Policy Loan Cost (Applies to policies issued on or after 7/12/1995.)	Monthly from the Loan Account	Current Charge:	3.40% (2.00% in VI) on an annual basis on the amount loaned for Policy Years 1-13 and –0.15% (-0.34% in NY and MA) on the amount loaned for Policy Years 14 and later.(1)
		Guaranteed Charge:	Same as current
Policy Loan Cost (Applies to policies issued prior to 7/12/1995.)	Monthly from the Loan Account	Current Charge:	3.40% (2.00% in VI) on an annual basis on the amount loaned for Policy Years 1-10 and –0.15% (-0.34% in NY and MA) on the amount loaned for Policy Years 14 and later.(1) Please refer to footnotes for policy loan costs for years 11, 12, and 13.(2)
		Guaranteed Charge:	Same as current
______________
(1)	The Policy Loan Cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

(2)	The Policy Loan Cost is -0.15% and 2.00%, –0.34% and 1.40%, and –0.15% and 3.40% for policies issued in the VI, NY and MA, and the remaining states respectively. The percentage splits of the loan account value where the Policy Loan Cost are applied are 25%/75%, 50%/50%, and 75%/25% for years 11, 12, and 13 respectively.

Charges for Optional Riders

Charge	When we Deduct the Charge	Amount Deducted

Primary Insured Term Rider(1) (Minimum Face Amount of $1,000. Maximum limits subject to underwriting. Rider face is subject to a $100,000 base face minimum.)	Monthly from the unloaned portion of the Cash Value on the Deduction Date.	Current Charge:	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Minimum: $ 0.0571(2) Maximum: $ 46.94796(3)
		Guaranteed Charge:	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Minimum: $ 0.0571 (2) Maximum: $ 47.18322(3)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Current: $ 0.1753 Guaranteed: $ 0.2634
Spouse Term Insurance Rider (1) (Minimum Face Amount of $50,000. Maximum limits subject to underwriting and cannot exceed the base face	Monthly from the unloaned portion of the Cash Value on the Deduction Date.	Current Charge:	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Minimum: $ 0.0571(2) Maximum: $ 46.94796(3)
Amount. Rider face is subject to a $50,000 base face minimum.)		Guaranteed Charge:	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Minimum: $ 0.0571(2) Maximum: $ 47.18322(3)
		Sample Charge for a 36-year-old female, non-smoker, preferred risk class, with death benefit option 1 and a $110,000 face amount.	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Current: $ 0.1049 Guaranteed: $ 0.1522
Child Term Insurance Rider	Monthly from the unloaned portion of the Cash Value on the Deduction Date.	Current Charge:	Monthly Rate per $1000 of Child Term Rider Unit for the First Year of Coverage: Without Waiver of Deduction Amount Coverage Rider: $0.50 With Waiver of Deduction Amount Coverage Rider: $0.52
		Guaranteed Charge:	Monthly Rate per $1000 of Child Term Rider Unit for the First Year of Coverage: Without Waiver of Deduction Amount Coverage Rider: $0.50 With Waiver of Deduction Amount Coverage Rider: $0.52
		Sample Charge for a an 15-year-old male with $9,000 Child Term Rider face amount	Monthly Rate per $1000 of Child Term Rider Unit for the First Year of Coverage: Without Waiver of Deduction Amount Coverage Rider $0.50 With Waiver of Deduction Amount Coverage Rider: $0.52
Accelerated Death Benefit Rider	Not Applicable	Current Charge:	$150 one time processing fee
		Guaranteed Charge:	Same as current
______________
(1)	The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables).

(2)	Sample charge for a 9-year-old female, non-smoker, preferred plus underwriting class with death benefit option 1.

(3)	Sample charge for an 80-year-old male, smoker, Table 10, with death benefit option 1.

Charges for Optional Riders (Continuation)

Charge	When we Deduct the Charge	Amount Deducted

Lapse Protection Guarantee Rider	Not applicable	Current Charge:	No charge
		Guaranteed Charge:	No charge
Maturity Extension Rider	Not applicable	Current Charge:	No Charge
		Guaranteed Charge:	No Charge
Cost of Living Adjustment Rider (1)	Monthly from the unloaned portion of the Cash Value on the Deduction Date	Current Charge:	Rates per $1000 of Net Amount At Risk for the First Year of Coverage: Minimum: $0.0571(2) Maximum: $46.94796(3)
		Guaranteed Charge:	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Minimum: $0.0571(2) Maximum: $47.18322(3)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Current: $ 0.1753 Guaranteed: $ 0.2634
Waiver of Deduction Amount Rider	Monthly from the unloaned portion of the Cash Value on the Deduction Date	Current Charge:	Monthly Rate per $1000 of Monthly Deduction Amount for the First Year of Coverage: Minimum: $ 0.0000(4) Maximum: $ 0.2587 (5)
		Guaranteed Charge:	Monthly Rate per $1000 of Monthly Deduction Amount for the First Year of Coverage: Minimum: $ 0.0000(4) Maximum: $ 0.2587(5)
		Sample Charge for a 40-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $350,000 face amount.	Monthly Rate per $1000 of Monthly Deduction Amount for the First Year of Coverage: Current: $ 0.0141 Guaranteed: $ 0.0141
Accidental Death Benefit Rider
   (Minimum face amount if
   $25,000. Maximum limits
   are $100,000 for issue ages
   less than 26. Otherwise the
   maximum limit is $300,000.
   Rider face cannot exceed the
base face minimum).	Monthly from the unloaned portion of the Cash Value on the Deduction Date	Current Charge:	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Minimum: $ 0.0792(6) Maximum: $ 0.308(7)
		Guaranteed Charge:	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Minimum: $ 0.0792(6) Maximum: $ 0.308(7)
		Sample Charge for a 39-year-old male, non-smoker, standard risk class, with death benefit option 1 and a $250,000 face amount.	Monthly Rate per $1000 of Term Amount for the First Year of Coverage: Current: $ 0.0880 Guaranteed: $ 0.0880
______________
(1)	The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables).

(2)	Sample charge for a 9-year-old female, non-smoker, preferred plus underwriting class with death benefit option 1.

(3)	Sample charge for an 80-year-old male, smoker, Table 10, with death benefit option 1.

(4)	Sample charge for any insured with an issue age less than 5 years old regardless of sex, risk class or underwriting.

(5)	Sample charge for a 59-year-old smoker regardless of sex, risk class or underwriting.

(6)	Sample charge for an insured less than 30 years old with no table rating regardless of sex, risk class or underwriting.

(7)	Sample charge for any insured with an issue age of at least 60 years old and a Table 4 rating regardless of sex or risk class.

Fund Charges and Expenses

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund’s Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses, as a percentage of average daily net assets, as of December 31, 2002, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.)	0.27%	1.27%

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(12)
Dreyfus Stock Index Fund — Initial Shares	0.25%	—	0.02%	0.27%
Managed Assets Trust	0.56%	—	0.05%	0.61%(1)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(2)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I†	0.45%	—	0.11%	0.56%
CitiStreet International Stock Fund — Class I†	0.73%	—	0.17%	0.90%
CitiStreet Large Company Stock Fund — Class I†	0.55%	—	0.15%	0.70%
CitiStreet Small Company Stock Fund — Class I†	0.60%	—	0.16%	0.76%
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	0.62%	—	0.21%	0.83%(3)
Templeton Global Income Securities Fund — Class 1 Shares	0.63%	—	0.10%	0.73%(4)
Templeton Growth Securities Fund — Class 1 Shares	0.81%	—	0.06%	0.87%(4)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares	0.31%	—	0.05%	0.36%(5)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(6)
Janus Aspen Series
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.07%	0.97%(7)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(8)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(7)
Scudder Investment VIT Funds
EAFE® Equity Index Fund — Class A Shares	0.45%	—	0.47%	0.92%(9)
Small Cap Index Fund — Class A Shares	0.35%	—	0.26%	0.61%(10)
The Travelers Series Trust
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(11)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(12)
Zero Coupon Bond Fund Portfolio Series 2005	0.16%	—	—	1.27%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(13)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(13)
Pioneer Strategic Income Portfolio	0.75%	—	0.18%	0.93%(13)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(13)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(13)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Strategic Equity Portfolio	0.80%	—	0.03%	0.83%(13)
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(14)
Growth Portfolio — Initial Class	0.58%	—	0.09%	0.67%(15)
High Income Portfolio — Initial Class	0.58%	—	0.12%	0.70%
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	0.53%	—	0.10%	0.63%(16)

______________

     #   Expense reimbursements or waivers that are voluntary may be terminated at any time.

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

     †   Closed to new investors.

Notes

     (1)   Management fee includes Administration fee. No fees were waived during the period, nor was the Fund reimbursed for expenses. Fund operates under a voluntary expense cap of 1.25%.

     (2)   Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

     (3)   The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (4)   The Fund administration fee is paid indirectly through the management fee.

     (5)   Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

     (6)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (7)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

     (8)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

     (9)   The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Fund until April 30, 2005.

     (10)   The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of the average daily net assets of the Fund until April 30, 2005.

     (11)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for administrative services.

     (12)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (13)   Fund has a voluntary expense cap of 1.25%.

     (14)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio — Initial Class were 0.56%.

     (15)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio — Initial Class were 0.61%.

  (16)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Asset Manager Portfolio — Initial Class were 0.61%.

DESCRIPTION OF THE COMPANIES, SEPARATE ACCOUNTS
AND FUNDS

The Insurance Companies

Please refer to your Policy to determine which Company issued your Policy.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all of the United States (except New York), the District of Columbia and Puerto Rico.

Each Company is an indirect wholly owned subsidiary of Citigroup Inc. Each Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415. The Companies are subject to Connecticut law governing insurance companies and are regulated by the Connecticut Commissioner of Insurance. Each company files an annual statement in a prescribed form with the Commissioner that covers the operations of the Company for the preceding year and its financial condition as of the end of such year. Each Company’s books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, each Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.

The Separate Accounts and Their Investment Options

Under Connecticut law, The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor separate accounts. Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium payments that you invest in the Investment Options are deposited in the applicable Separate account. The income, gains, and losses are credited to, or charged against each separate account without regard to the income, gains or losses from any other Investment Option or from any other business of the Companies.

The Travelers Insurance Company sponsors The Travelers Fund UL Separate Account for Variable Life Insurance (Fund UL), while The Travelers Life and Annuity Company sponsors The Travelers Fund UL II Separate Account for Variable Life Insurance (Fund UL II). Fund UL was established on November 10, 1983 and Fund UL II was established on October 17, 1995. Both separate accounts were established under the laws of Connecticut and both are registered with the Securities and Exchange Commission (“SEC”) as unit investment trusts under the Investment Company Act of 1940 and qualify as “separate accounts.”

The separate accounts are divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. The separate accounts purchase shares of the Funds at net asset value (i.e., without a sales charge) and receive all dividends and capital gains distributions from each Fund, and reinvest in additional shares of that Fund. Finally, the assets of the separate accounts may not be used to pay any liabilities of the insurance companies other than those arising from the Policies, and the insurance companies are obligated to pay all amounts promised to Policy Owners under the Policies.

The Funds

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. We may also add, withdraw or substitute Funds from time to time. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Policies.

The payments are generally based on a percentage of the average assets of each Fund allocated to the Investment Options under the Policy or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of a Fund attributable to the relevant policies. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from a Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Fund.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund’s investment strategy, investment advisers and its fees. You may obtain a Fund prospectus by calling 1-800-334-4298 or through your insurance agent. We do not guarantee the investment results of the Funds.

Funds	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Dreyfus Stock Index Fund — Initial Shares	Seeks to match the total return of the S&P 500 Index. The Fund normally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.	The Dreyfus Corporation Subadviser: Mellon Equity Associates
Managed Assets Trust	Seeks high total return. The Fund normally invests in equities, convertible and fixed-income securities. The Fund’s policy is to allocate investments among asset classes.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in fixed income securities.	CitiStreet Funds Management LLC (“CitiStreet”) Subadviser: Western AssetManagement Company; Salomon Brothers Asset Management (“SBAM”); and SSgA Funds Management (“SSgA”)
CitiStreet International Stock Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in the common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Citigroup Asset Management Limited, and SSgA
CitiStreet Large Company Stock Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in the common stocks of large, well established companies.	CitiStreet Subadviser: Wellington Management Company; Smith Barney Fund Management LLC, and SSgA
CitiStreet Small Company Stock Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in the common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management; SBAM; and SSgA

Funds	Investment Objective	Investment Adviser/Subadviser

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	Seeks high total return. The Fund normally invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments and it may invest in high-yield, lower rated bonds.	Templeton Investment Counsel, LLC
Templeton Global Income Securities Fund — Class 1 Shares	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. The Fund normally invests in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets and it may invest in high-yield lower-rated bonds.	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund — Class 1 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	TIMCO
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	Smith Barney Fund Management LLC (“SBFM”)
Janus Aspen Series
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies that are expected to benefit from advances or improvements in technology.	Janus Capital Management LLC (“Janus Capital”)
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital

Funds	Investment Objective	Investment Adviser/Subadviser

Scudder Investment VIT Funds
EAFE® Equity Index Fund — Class A Shares	Seeks to replicate, before expenses, the performance of the Morgan Stanley Capital International EAFE Index, which emphasizes stocks of companies in Europe, Australia and the Far East. The Fund normally invests in stocks and related securities that are representative of the EAFE Index as a whole.	Deutsche Asset Management, Inc. (“Deutsche”) Subadviser: Northern Trust Investments, Inc.
Small Cap Index Fund — Class A Shares	Seeks to replicate, before expenses, the performance of the Russell 2000 Small Stock Index, which emphasizes stocks of small U.S. companies. The Fund normally invests in stocks and other securities that are representative of the Russell 2000 Index as a whole.	Deutsche Subadviser: Northern Trust Investments, Inc.
U.S. Government Securities Portfolio	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Zero Coupon Bond Fund Portfolio Series 2005	Seeks high consistent total return with preservation of capital. The Fund normally invests in zero coupon securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Pioneer Strategic Income Portfolio	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam Investment Management, Inc.
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks long-term growth of capital. Current income is a secondary objective. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company

Funds	Investment Objective	Investment Adviser/Subadviser

Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	Fidelity Management & Research Company (“FMR”)
Growth Portfolio — Initial Class	Seeks capital appreciation. The Fund normally invests in common stocks believed to have above-average growth potential.	FMR
High Income Portfolio — Initial Class	Seeks a high level of current income while also considering growth of capital. The Fund normally invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.	FMR
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	Seeks high total return with reduced risk over the long-term. The Fund normally invests by allocating assets among stocks, bonds and short-term instruments.	FMR
______________

     †   Closed to new investors.

Voting Rights

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

Conflicts of Interest

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interest of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

POLICY CHARGES AND DEDUCTIONS

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Policies;
    the ability for you to obtain a loan under the Policies;
    the Death Benefit paid on the death of the Insured;
    making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

    administration of the various elective options available under the Policies; and
    the distribution of various reports to Policy Owners.

The costs and expense we incur include:

    expenses associated with underwriting applications, increases in the Stated Amount, and Riders;
    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and
    that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

Charges Against Premium

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (Net Premium Payment) among the Investment Options.

    Front-End Sales Expense Charge: We deduct a front-end sales charge of 2.50% of each Premium Payment for Stated Amounts less than $500,000, 2% of each Premium Payment for Stated Amounts from $500,000 to $999,999 and 0% for Stated Amounts greater than $1,000,000. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent.
    Premium Tax Charge: We deduct a charge of 2.5% of each Premium Payment for state premium taxes that we currently expect to pay. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction.

Charges Against Cash Value

Monthly Deduction Amount: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option’s values attributable to the Policy and the Fixed Account, (unless you select the Allocated Charges Option – see below.) We deduct the amount on the first day of each Policy Month (the Deduction Date). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge and (3) charges for any Riders. These are described below.

    Cost of Insurance Charge: The cost of insurance charge is the primary charge under your Policy for the Death Benefit we provide you. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the Net Amount At Risk and (2) the cost of insurance rate. Generally, the cost of insurance rate increases each year.
    There are maximum or guaranteed cost of insurance rates associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissions Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insured.
    The current cost of insurance rates are based on the age, risk class and gender (unless unisex rates are required) of the Insured. The current rates are lower than the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.

    Policy Administrative Expense Charge: This per thousand charge applies for the first three (3) Policy Years and also applies to increases in the Stated Amount (excluding increases due to the Cost of Living Adjustment Rider and increases in Stated Amounts due to Death Benefit option changes). The amount varies by issue age and will be stated in the Policy. For Policies issued between July 12, 1995 and May 1, 1998 (or sold after May 1, 1998 in the states where the new policy had not yet been approved) the charge is 0.10% of assets in the Investment Options for Policy Years 1 — 15 and 0.00% thereafter.
    Charges for Riders: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

Allocated Charges Option (ACO): You may elect in writing to have us deduct the Monthly Deduction Amount from specified Funds and the Fixed Account rather than from all Funds on a pro rata basis. You may select a maximum of five Funds (including the Fixed Account) to deduct the Monthly Deduction Amount from you and you must designate the applicable amount from each specified fund in a whole percentage. In any given month if the value of any specified Fund is insufficient to support its share of the Monthly Deduction Amount, the Monthly Deduction Amount will be taken pro rata from all Funds.

To elect ACO, you must complete our ACO election form and send it to us. We may modify, suspend or terminate ACO at anytime without prior notification.

Surrender Charges: There are two types of surrender charges that can apply under the Policy: a Percent of Premium Charge and a Per Thousand of Stated Amount Charge equal to a specified amount for each $1,000 of Stated Amount. These surrender charges apply during the first ten Policy Years (or the first ten years following an increase in Stated Amount other than an increase for a Cost of Living Adjustment or a change in Death Benefit option). Both charges apply upon a full surrender of the Policy. Only the Percent of Premium Charge applies upon a partial surrender.

Percent of Premium Charge. A Percent of Premium surrender charge will be assessed upon a full or partial surrender of the Policy during the first ten Policy Years (and during the first ten years following an increase in Stated Amount). The charge will be the smallest of:

(a)	6% of the amount of Cash Value being surrendered; or

(b)	6% of the amount of premiums actually paid within the five years preceding the surrender; or

(c)	9% of the total Annual Minimum Premiums for each full or partial Policy Year during the five years preceding the surrender, whether paid or not. (See Appendix A, “Annual Minimum Premiums.”)

For example, for a 45-year old male with a Stated Amount of $150,000 who pays a premium of $1,969 per year for five years (a total of $9,845), and then fully surrenders the Policy with a Cash Value of $7,485 (assuming a 6% rate of return), the Percent of Premium surrender charge would be $449, because (a) is $449 (6% of $7,485); (b) is $591 (6% of the $9,845 in premiums paid); and (c) is approximately $682 (9% of the annual minimum premium for five years). The smallest, $449, is the applicable charge.

Per Thousand of Stated Amount Charge. A Per Thousand of Stated Amount surrender charge is imposed on full surrenders, but not on partial surrenders, and applies only during the first ten Policy Years or the ten years following an increase in Stated Amount (other than an increase for a Cost of Living Adjustment or a change in Death Benefit Option). The charge is equal to a specified dollar amount for each $1,000 of Stated Amount to which it applies, and will apply only to that portion of the Stated Amount (except for increases excluded above) which has been in effect for less than ten years.

The Per Thousand of Stated Amount Charge varies by original issue age, and increases with the issue age of the Insured. For Stated Amounts of $499,999 or less, this charge varies in the first year from $2.04 per $1,000 of Stated Amount for issue ages of 4 years or less, to $25.40 per $1,000 of Stated Amount for issue ages of 65 years or higher. The charge is lower for Stated Amounts over $499,999, and even lower for Stated Amounts over $999,999.

Additionally, the charge decreases by 10% each year over the ten-year period. For example, for a 45-year old with a Stated Amount of $150,000, the charge in the first year is $7.18 for each $1,000 of Stated Amount, or $1,077. The charge decreases 10%, or approximately $0.72, each year, so in the fifth year, it is $4.31 for each $1,000 of Stated Amount, or $646.50; in the tenth year, it is $0.72 for each $1,000, or $108.

This charge is designed to compensate the Company for administrative expenses not covered by other administrative charges. This charge may be reduced or eliminated when sales are made under certain arrangements. (See “Reduction or Elimination of Sales Charges and Administrative Charges” below.) The Per Thousand of Stated Amount surrender charges are set forth in Appendix C.

Charges Against the Separate Account

Mortality and Expense Risk Charge: We deduct a daily charge for mortality and expense risks against the assets in the Investment Options. This charge is at an annual rate of 0.80% for the first fifteen (15) Policy Years, and 0.25% thereafter. For policies issued after July 12, 1995 and prior to May 1, 1998, this charge is at an annual rate of 0.80% of the assets in the Investment Options for the first fifteen (15) Policy Years, and 0.45% thereafter. This charge compensates us for various risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent. For policies issued prior to July 12, 1995, the charge is at an annual rate of 0.60% of the assets in the Investment Options all years.

Fund Charges

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the separate account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the “Fee Tables” section in this prospectus and the Fund company prospectuses for information on the Fund charges.

Modification, Reserved Rights and Other Charges

We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions. We intend to recover commissions, marketing, administrative and other expenses and cost of Policy benefits through the fees and charges imposed under the Policies. See “Distribution.”

POLICY DESCRIPTION

Travelers MarketLife is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

Applying for a Policy

To purchase a Policy, an application on the Insured must be submitted to us with information that includes:

    Requested Stated Amount (minimum of $50,000);
    Death Benefit Option;
    Beneficiary;
    Investment Option selections; and
    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 0 and 85. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. A Policy will be issued only after the underwriting process is completed to our satisfaction (Issue Date). The Policy Date is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

While your application for the Policy is in underwriting, we may offer you temporary life insurance. To obtain the temporary insurance, you must complete the Policy Application, including the Temporary Insurance Agreement sections and you must make an advance payment. Please see “Terms and Conditions” in the Temporary Insurance Agreement for details on coverage dates and amounts.

When Coverage Begins

Except as stated in the Temporary Insurance Agreement, Coverage under the Policy will be effective on the later of the Policy Date or the Issue Date (as shown on the Policy Summary) if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to six months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a “back-dated policy”). In many, but not all cases, a younger Age will result in a smaller planned premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

Right to Cancel (free look period)

The law of the state in which your Policy is issued or delivered provides you a Right to Cancel or “free-look” period. The period varies by state but is never less than ten days from the day you receive your Policy. The Right to Cancel period for your Policy will be on the cover of your Policy.

After underwriting is complete and the Right to Cancel period begins, we will apply your Net Premium to the money market Investment Option under the Policy. At the end of the Right to Cancel period, we will apply your Premium to the Investment Options as you indicate on your application (premium allocation instructions).

To cancel a Policy during the Right to Cancel period, you must send a request in Writing along with your Policy to us within the applicable timeframe as set forth in your Policy, and we will make the refund within seven (7) days after we receive your request and returned Policy. We will refund to you any Premiums paid minus any Outstanding Loans.

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one life insurance policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Ownership/Policy Rights

The Policy Owner is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

    Assigning the Policy

    The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See “Tax Treatment of Policy Benefits.” You should consult a tax adviser before assigning the Policy.

    Receiving the Maturity Benefit

    If the Insured is living on the Maturity Date, we will pay you the Cash Value of the Policy as of the Maturity Date, less any:

1.	Outstanding loan;

2.	Monthly Deduction Amount due but not paid; and

3.	Amount payable to an assignee under a collateral assignment of the Policy.

    Upon maturity, insurance ends and we have no further obligation under the Policy.

    Changing or revoking a Beneficiary

    The Beneficiary is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

    Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

    Decreases in the Stated Amount of Insurance

    You may request a decrease in the Stated Amount after the second Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

1.	against the most recent increase in the Stated Amount;

2.	to other increases in the reverse order in which they occurred; and

3.	to the initial Stated Amount.

    A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

    Changing the Death Benefit Option

    You may change the Death Benefit Option from Option 1 (the Level Option) to Option 2 (the Variable Option). This change does not require additional underwriting approval.

    You may also request a change from Option 2 to Option 1, which requires additional underwriting approval.

    Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option. Please see “Death Benefit.”

    Increases in the Stated Amount (requires additional underwriting approval)

    You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 76. We will require you to submit a new application and evidence of insurability. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. There is an additional Policy Administrative Charge and a Per Thousand of Stated Amount Surrender Charge associated with a requested increase in Stated Amount. We will require you to submit a new application and evidence of insurability for any requested increase in the Stated Amount. We require evidence of insurability because we issue an additional “insurance segment” associated with the increase. Each insurance segment will have its own issue age, risk class and in certain instances, charges. In this ca se, we will attribute your Cash Value to each insurance segment in the order they were added to the Policy to compute our insurance risk and to calculate the Cost of Insurance Charge.

If you surrender your Policy after an increase in Stated Amount has become effective we will calculate the surrender charge by calculating the two parts of the surrender penalty. Part 1 is equal to the smallest of the following (1) 6% of the amount of cash value being surrendered; (2) 6% of the amount of premium actually paid within 5 years preceeding the surrender; or (3) 9% of the minimum premium (defined in Appendix B) for each full or partial contract year, up to a maximum of 5 years that precedes the surrender. Part 2 is equal to the total of the per thousand surrender penalty for each insurance segment. The total surrender penalty is the total of Part 1 and Part 2.

Written requests for changes should be sent to Travelers Life & Annuity, Policyholder Services, P.O. Box 990019, Hartford, CT 06199-0100. You can contact us by calling (800) 334-4298. Some of these changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

PREMIUMS

Amount, Frequency and Duration of Premium Payments

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (Planned Premium). The amount of your Premium Payment will vary based on factors including, the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due (unless you elect the Lapse Protection Guarantee Rider). If you elect the Lapse Protection Guarantee Rider at issue, there will be a minimum cumulative premium requirement in order to keep the Rider in effect. If you do not meet the minimum cumulative premium requirement on a monthly basis the Rider will lapse. See the Lapse and Reinstatement for more information on this Rider.

Prior to the Maturity Date, you may request a change in the amount and frequency of your planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

    mailing a check, payable to The Travelers to: Travelers Life & Annuity, Policyholder Services, P.O. Box 990019, Hartford, CT 06199-0019.
    or by direct checking account deductions (you must complete a pre-authorization collection form).

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a Grace Period will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. Generally, the amount due will be any Monthly Deduction Amounts past due plus the next Monthly Deduction Amount. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any outstanding loans.

Allocation of Premium Payments

During the underwriting period, any Premium we receive will be placed in a non-interest bearing account. After underwriting is complete and the Right to Cancel period begins, we will apply your Net Premium to the money market Investment Option in your Policy. At the end of the Right to Cancel period, we will apply your Premium to the Investment Options as you indicate on your application (premium allocation instructions).

You may change your premium allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

VALUES UNDER YOUR POLICY

Cash Value

Each Policy has a Cash Value that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Cash Value which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy’s Cash Value is the sum of the values held in the Investment Options and the Loan Account. A Policy’s Cash Value will change daily, has no guaranteed minimum value and may be more or less than Premiums paid. We calculate the Policy’s Cash Value each day the New York Stock Exchange is open for trading (a Valuation Date). The period between successive Valuation Dates is called a Valuation Period.

The Cash Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

Investment Option Valuation

The value of each Investment Option is measured in Accumulation Units. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each

Investment Option’s Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding Net Investment Factor (see below) for the Valuation Period just ended. For example, to calculate Monday’s Valuation Date price, we would multiply Friday’s Accumulation Unit Value by Monday’s Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

We determine the Net Investment Factor for any Valuation Period using the following equation:	a	- c

b

a is:

1.	the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

2.	the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

3.	a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

b is:

1.	the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

2.	the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

c is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option’s investment experience. The separate account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

Loan Account Valuation

When you borrow money from us using the Policy as collateral for the loan, we transfer the amount of the loan from the Investment Options to the Loan Account as collateral for that loan. The value in the Loan Account is charged a fixed rate of interest declared by us. For Policies issued after July 12, 1995, during the first thirteen (13) Policy Years the Loan Account will be charged an annual interest rate of 7.4% and 3.85% thereafter.

For Policies issued prior to July 12, 1995, during the first ten (10) Policy Years, the value in the Loan Account will be charged an annual interest rate of 7.4%. During Policy Years 11, 12 and 13, 25%, 50% and 75% of the outstanding loan, respectively, will be charged a reduced rate of 3.85% and thereafter, 100% of the Loan Account will be charged the reduced rate.

We charge this interest in advance at the beginning of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually.

When we determine a Policy’s Cash Value, the value in the Loan Account (i.e., the amount (adjusted for any repayments or additional Policy loans) we transferred from the Investment Options to secure the loan) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options.

TRANSFERS

Transfers of Cash Value

Generally, you may transfer Cash Value among the Investment Options. However, the Policy is not designed to serve as a vehicle for frequent trading in the Investment Options in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Policy Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the Investment Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interests of all Policy Owners.

If we determine you are engaging in activity as described above or similar activity that will potentially hurt the rights or interests of Policy Owners, we will restrict or eliminate the number of transfers you can make and/or may restrict or eliminate the mode of transfers (e.g., we will not accept transfers made via facsimile or telephone) you may make. We will notify you if we reject a transfer request. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

Telephone Transfers

The Policy Owner may make a transfer request in writing by mailing the request to the Company at its Home Office, or by telephone (if an authorization form is on file) by calling 1-800-334-4298. The Company will take reasonable steps to ensure that telephone transfer requests are genuine. These steps may include seeking proper authorization and identification prior to processing telephone requests. Additionally, the Company will confirm telephone transfers. Any failure to take such measures may result in the Company’s liability for any losses due to fraudulent telephone transfer requests.

DEATH BENEFIT

If your Policy is in effect on the date of the Insured’s death, we will pay your Beneficiary a Death Benefit. We may reduce the Death Benefit payable as discussed below under “Paying the Death Benefit and Payment Options.” All or part of the Death Benefit may be paid in cash or applied to one or more of the Payment Options described in the following pages.

You may select one of two Death Benefit Options when you purchase the Policy. The amount of the Death Benefit will depend on which Death Benefit Option you select. However, as long as the Policy remains in effect, the Company guarantees that the Death Benefit under either option will be at least the current Stated Amount of the Policy less any outstanding Policy loans and unpaid Monthly Deduction Amount.

Option 1 (the Level Option)

The Death Benefit will be equal to the Stated Amount of the Policy on the date of the Insured’s death or, if greater, the Minimum Amount Insured as of the date of the Insured’s death.

Option 2 (the Variable Option)

The Death Benefit will be equal to the Stated Amount of the Policy plus the Cash Value as of the date of the Insured’s death or, if greater, the Minimum Amount Insured as of the date of the Insured’s death.

In order to be treated as life insurance under federal tax law, the Policy’s Death Benefit must meet or exceed the minimum requirements of either the Guideline Premium Test or the Cash Value Accumulation Test (the Minimum Amount Insured). These tests generally impact the Death Benefit when a Policy Owner has a relatively large Cash Value in relation to the Stated Amount. This Policy uses the Guideline Premium Test.

Under the Guideline Premium Test, a Policy’s Death Benefit will not be less than the Policy’s Cash Value times the corridor factor under the Code. The corridor factors, which require that the Death Benefit be greater than the Policy’s Cash Value by a percentage that decreases over time, are shown in your Policy. The following is a summary of the percentages. For attained ages not shown, the percentages decline pro rata each year.

Attained Age of the Insured	Corridor Factors

0-40	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
95+	100%

The investment performance of the Funds, expenses and deduction of charges all impact Cash Value. In some circumstances, the Death Benefit may vary with the amount of the Cash Value. Under Death Benefit Option 1, the Death Benefit will vary with the Cash Value whenever the Cash Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Cash Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Cash Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death.) Finally, if the investment performance of the Funds is too low and the Cash Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium, your Policy may lapse and no coverage will be in effect.

Death Benefit Examples

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under each Death Benefit Option. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Cash Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy Loan.

OPTION 1 — Level Death Benefit

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit of the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Cash Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

OPTION 2 — Variable Death Benefit

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Cash Value of the Policy (determined on the date of the Insured’s death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Cash Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Cash Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Cash Value ($50,000 + $60,000 = $110,000).

Changing the Death Benefit Option

You may change the Death Benefit Option by sending a written request to the Company. With some changes from Option 2 (Variable Benefit) to Option 1 (Level Benefit), involving substantially funded Policies, there may be a cash distribution, which is included in gross income. A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $50,000. A change from Option 1 to Option 2 is also subject to underwriting. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before making any change.

Paying the Death Benefit and Payment Options

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured’s death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Policy loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is alive when the Insured has died, the Death Benefit will be paid to the Policy Owner, if alive, otherwise, the Death Benefit will be paid to the Policy Owner’s estate. In addition, we may defer payment of proceeds that exceed the Cash Value for up to six months from the date of the request for the payment.

If the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply. (See Limits on Right to Contest and Suicide Exclusion.) In addition, if the Insured dies during the 31-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due, then the Death Benefit actually paid to the Policy Owner’s Beneficiary will be reduced by the amount of the Monthly Deduction Amount that is due and unpaid.

We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects another of the Company’s Payment Options. We may defer payment of proceeds, which exceed the Death Benefit for up to six months from the date of the request for payment. A combination of options may be used. The minimum amount that may be placed under a Payment Option is $5,000 unless we consent to a lesser amount. Proceeds applied under a Payment Option will no longer be affected by the investment experience of the Investment Options.

The following Payment Options are available under the Policy:

      OPTION 1 — Payments of a fixed amount

      OPTION 2 — Payments for a fixed period

      OPTION 3 — Amounts Held at Interest

      OPTION 4 — Monthly Life Income

      OPTION 5 — Joint and Survivor Level Amount Monthly Life Income

      OPTION 6 — Joint and Survivor Monthly Life Income-Two-thirds to Survivor

      OPTION 7 — Joint and Last Survivor Monthly Life Income-Monthly Payment Reduces on Death of First Person Named

      OPTION 8 — Other Options

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $100, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

BENEFITS AT MATURITY

If your Policy is in effect on the Maturity Date, we will pay the Policy’s Cash Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

OTHER BENEFITS

Exchange Option

Once the Policy is in effect, you may exchange it during the first two (2) Policy Years for a form of non-variable permanent individual life insurance issued by the Company (or an affiliated company, if allowed by state law) on the life of the Insured. Benefits under the new life insurance policy will be as described in that policy. No evidence of insurability will be required. You have the right to select the same Death Benefit or Net Amount At Risk as the former Policy at the time of exchange. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy Loan must be repaid before we will make an exchange. In addition, there may be an adjustment for the difference in Cash Value between the two Policies. If you make an exchange, the current Cash Value of this Policy will be increased by the cost of insurance charges assessed under the Policy since the Policy Date. This amount is then used to purchase the non-variable pe rmanent life insurance (new policy). We will then adjust the new policy for insurance charges that would have been paid had you originally purchased the new policy on the Policy Date of this Policy. If these adjustments result in the Policy not qualifying as life insurance under applicable federal tax laws, we may make a cash distribution to you, which may be taxable.

Riders (Supplemental Insurance Benefits)

You may elect to have one or more of the following Riders added to your Policy. There may be costs associated with these Riders. Certain Riders may not be available in all states. The descriptions below are intended to be general; the terms of the Riders providing the additional benefits may vary from state to state, and you should consult the Policy and Rider. Depending on your circumstances, it may be less costly to purchase more death benefit coverage under the Primary Insured Term Rider than under the basic variable policy.

Accelerated Death Benefit Rider	This Rider can only be added at the point of issue of the Policy. It provides for a payment of a portion of the Death Benefit before actual death in the case of terminal illness (anticipated death within 1 year) or permanent confinement to a nursing home combined with the anticipated death within 2 years.

Accidental Death Benefit Rider	Additional death benefit if Insured’s death results from bodily injury before age 70.

Child Term Insurance Rider	Provides level term insurance for Insured’s children, stepchildren or legally adopted children.

Cost of Living Adjustment Rider	Allows automatic increases in the face amount based on increases in the Consumer Price Index.

Lapse Protection Guarantee Rider	This Rider is only available with Death Benefit Option 1. The Rider provides that if, during the first 3 Policy Years, the total premiums paid, less any outstanding loans or partial surrenders equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. With this Rider, the Policy will not lapse on a Monthly Deduction Day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.

The Monthly Lapse Protection Premium will change to reflect any changes you make to the Stated Amount or Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing you the new Monthly Lapse Protection Premium that must be met. The lapse protection premium requirement increases after the 10th Policy Year. This Rider may be cancelled if you switch to Death Benefit Option 2.

Maturity Extension Rider	The Maturity Extension Rider allows the policy to continue in force beyond the Maturity Date. The policy will be continued until the earlier of the Insured’s Death or the receipt of a request for full surrender. The Death Benefit after the Maturity Date will be equal to the Cash Value as of the date of Death, minus any Loan Account value and any amounts payable under a collateral assignment of the policy. After the Maturity Date, Interest on loans will continue to accrue and will be added to the total Loan Account value, and loan repayments will be accepted. New loans, partial surrenders and transfers among the Investment Options (funds) will continue to be permitted after the Maturity Date. There is no charge for this rider.

Primary Insured Term Rider	Additional death benefit protection coverage for the Insured and/or the Insured’s spouse.

Spouse Term Insured Rider	Provides additional death benefit coverage for the Insured’s spouse.

Waiver of Deduction Amount Rider	Waives Monthly Deduction Amount in the event of disability allowing coverage to continue.

POLICY SURRENDERS

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. See “Tax Treatment of Policy Benefits.”

Full Surrender

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary’s consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary’s consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Cash Value, minus any outstanding Policy loans, and any surrender charge. We will pay you within seven (7) days after we receive your request in good order. The Policy will terminate on the date we receive your request.

Partial Surrender

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge pro rata from all your selected Investment Options, unless you give us other written instructions. We will pay you within 7 days after we receive your request.

In addition to reducing the Policy’s Cash Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. Under Option 1 (the Level Option), the Policy’s Stated Amount will be reduced by the surrender amount. Under Option 2 (the Variable Option), the Policy’s Cash Value, which is part of the Death Benefit, will be reduced by the surrender amount. We may require you to return the Policy to record this reduction.

POLICY LOANS

While the Policy is in force, you may borrow money using the Policy as the only security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. See “Federal Tax Considerations.” We will charge you interest on the amount of the loan.

A Policy Owner may obtain a cash loan from the Company secured by the Policy not to exceed 90% of the Policy’s Cash Value (determined on the day on which the Company receives the written loan request), less any surrender penalties (which include a percent of premium charge and per thousand of Stated Amount charge). The amount of any Accelerated Benefit Payment Lien is added to the outstanding loan to determine if there is cash available for a loan. For Policy loans taken after January 1, 2001, subject to state availability, it is anticipated the maximum loan amount will be increased to 100% from 90%. Subject to state law, no loan requests may be made for amounts of less than $100.

If there is a loan outstanding at the time a subsequent loan request is made, the amount of the outstanding loan will be added to the new loan request. The Company will charge interest on the outstanding amounts of the loan, which interest must be paid in advance by the Policy Owner. For Policies issued after July 12, 1995, during the first thirteen Policy Years, the full Loan Account Value will be charged an annual interest rate of 7.4%; thereafter 3.85% will be charged. For Policies issued prior to July 12, 1995 (or where state approval has not been received), refer to “Policies Sold Prior to July 12, 1995,” if applicable.

The amount of the loan will be transferred as of the date the loan is made on a pro rata basis from each of the Investment Options attributable to the Policy (unless the Policy Owner states otherwise) to another account (the “Loan Account”). Amounts in the Loan Account will be credited by the Company with a fixed annual rate of return of 4% (6% in New York and Massachusetts) and will not be affected by the investment performance of the Investment Options. When loan repayments are made, the amount of the repayment will be deducted from the Loan Account and will be reallocated based upon premium allocation percentages among the Investment Options applicable to the Policy (unless the Policy Owner states otherwise). The Company will make the loan to the Policy Owner within seven days after receipt of the written loan request.

Effects of Loans

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan Amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options. Amounts transferred from an Investment Option to the Loan Account will affect the value in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. See “Tax Treatment of Policy Benefits.” In addition, the tax consequences of a loan after the fourteenth Policy Year are uncertain.

You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

LAPSE AND REINSTATEMENT

Lapse

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due.

Grace Period

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an outstanding loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the outstanding loan and not as an additional premium payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Cash Value held in our Loan Account to the Investment Options thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any outstanding loan.

Lapse Protection Guarantee Rider

This rider is available only with Death Benefit Option 1 (the Level Option). The Rider provides that if, during the first 3 Policy Years, the total premiums paid, less any outstanding loans or partial surrenders, equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. With this Rider, the Policy will not lapse on a monthly deduction day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due. The Monthly Lapse Protection Premium is primarily based on the sex, underwriting classifications, and Age of the Insured and the Stated Amount of the Policy. The Monthly Lapse Protection Premium requirement will increase after the tenth Policy Anniversary.

The Monthly Lapse Protection Premium will change to reflect any increases you make to the Stated Amount or changes to Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing the new Monthly Lapse Protection Premium that must be met. The Rider will be cancelled if you switch to Death Benefit Option 2 (the Variable Option).

State law may affect the availability and some of the terms of this Rider.

Reinstatement

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

(1)	the Policy was not surrendered for cash;

(2)	you furnish us with acceptable evidence of insurability;

(3)	you pay all past due Monthly Deduction Amounts;

(4)	you pay Premium Payments equaling the next three Monthly Deduction Amounts;

(5)	you pay the amount of any outstanding loan.

Upon reinstatement, the Policy’s Cash Value will be the amount provided by the Premium Payments you made, plus any Cash Value as of the date of lapse.

FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including the tax status of the Policy Owner and the tax treatment of the Policy. This tax treatment is highly complex. The following summary provides a general description of the material federal tax consequences to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company’s understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

It should be understood that this is not an exhaustive discussion of all tax questions that might arise under the Policies. No attempt has been made to address any federal estate tax or state and local tax considerations that may arise in connection with a Policy. For complete information, a qualified tax or legal advisor should be consulted.

Potential Benefits of Life Insurance

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

    Income tax-free death benefits (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes.)
    Income tax-free growth of policy cash values (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)
    Income tax-free access to cash value through loans and/or withdrawals (e.g., under certain circumstances a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code (IRC). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

    A definition of a life insurance contract.
    Diversification requirements for separate account assets.
    Limitations on policy owner’s control over the assets in a separate account.
    Guidelines to determine the maximum amount of premium that may be paid into a policy.
    Limitations on withdrawals from a policy.
    Qualification testing for all life insurance policies that have cash value features.

Tax Status of the Policy

Definition of Life Insurance

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under Section 7702 of the IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

Diversification

In addition to meeting the definition of a life insurance contract in IRC Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be “adequately diversified” pursuant to Section 817(h) of the Code.

Treasury Regulation Section 1.817-5, which was adopted by Treasury to implement section 817(h), generally requires that no more than 55 percent of the value of the total assets of the mutual fund owned by the separate account may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. Thus, under this test, the separate account and the mutual funds are generally required to invest a specified portion of its assets in at least five (5) distinct investments. Generally, U.S. Treasury securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply.

The separate account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

Investor Control

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner’s gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those separate account assets, such as the ability to exercise investment control over the assets. The Treasury has also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Investment Options without being treated as owners of the underlying assets. As of the date of this prospectus, no such guidance has been issued. While we believe that the Contract does not give the Contract

Owner investment control over the separate account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the separate account assets supporting the Contract.

Tax Treatment of Policy Benefits

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

In General

The Company believes that the Death Benefit under the Policy will be excludable from the gross income of the Beneficiary under section 101(a)(1) of the Code, unless the Policy has been transferred for value and no exception to the transfer for value rules applies. In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of “Modified Endowment Contracts” below.) Depending on the circumstances, the exchange of a policy, a change in the policy’s face amount, a change in the policy’s death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

The tax consequences of distribution from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a “Modified Endowment Contract.”

Modified Endowment Contracts

Special tax considerations apply to “Modified Endowment Contracts” (MEC) as determined by IRC Section 7702A. A MEC is defined under tax law as any policy that satisfies the present legal definition of a life insurance contract under IRC Section 7702 but which fails to satisfy a 7-pay test. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period begins. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define t hose transactions that are material changes.

Any policy issued in exchange for a MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

Loans and partial withdrawals from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner’s investment in the policy) immediately before the distribution.

The law also imposes an additional 10% tax on pre-death distributions (including loans, collateral assignments, partial withdrawals and complete surrenders) from MECs to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59½, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer’s life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner’s gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in “Tax Treatment of Policy Benefits.” Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the contract after age 59½ will have the same tax consequences as noted above in “Tax Treatment of Policy Benefits.”

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

Distributions from Policies Not Classified as Modified Endowment Contracts

Distributions from a policy that is not classified as a modified endowment contract are generally treated as first recovering the investment in the policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy’s maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

Treatment of Loan Interest

If there is any borrowing against the policy, the interest paid on loans may not be tax deductible.

Investment in the Policy

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

Business Uses of Policy

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax legal adviser.

OTHER TAX CONSIDERATIONS

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Insurable Interest

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for Federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured’s death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for Federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

The Company’s Income Taxes

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company’s obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for Federal income taxes that may be attributable to the separate account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the separate account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Accounts.

Alternative Minimum Tax

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

OTHER POLICY INFORMATION

Payment and Suspension of Valuation

You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured’s death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

Policy Statements

We will maintain all records relating to the separate accounts, the Investment Options. At least once each Policy Year, we will send you a statement showing:

    the Cash Value, Stated Amount and Amount Insured;
    the date and amount of each Premium Payment;
    the date and amount of each Monthly Deduction;
    the amount of any outstanding Policy Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;
    the date and amount of any partial surrenders and the amount of any partial surrender charges or decrease of Stated Amount charges;
    the annualized cost of any Riders purchased under the Policy; and
    a reconciliation since the last report of any change in Cash Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

Limits on Right to Contest and Suicide Exclusion

The Company may not contest the validity of the Policy after it has been in effect during the Insured’s lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of re instatement.

Misstatement as to Sex and Age

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

Policy Changes

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid.

Addition and Substitution of Funds. If the use of a Separate Account or of an Investment Option is no longer possible, or in our judgment becomes inappropriate for the purposes of the Policy, we may substitute another separate account or Investment Option without your consent. The new Investment Option may have higher fees and charges than the one it replaced, and may not necessarily be available to all classes of Policies. We will not substitute Investment Options without notice to you and without prior approval of the SEC and of the insurance commissioner of the state where this Policy is issued for delivery, to the extent required by law. We also may add other Investment Options under the Policy. As required by law, we will notify you of any Policy changes.

Distribution of Variable Life Policies

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the

Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Policy.

The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

Certain broker-dealer firms may receive additional compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates, and may be based on aggregate or anticipated sales of the Policies, meeting certain sales thresholds and/or overhead expenses incurred by the broker-dealer firms in offering the variable product. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with Interlink Securities, Inc., Intersecurities, Inc., NFP Securities, Inc., The Leaders Group, Tower Square Securities, Inc., Transamerica Financial Advisers, Inc., Highland Capital Securities, Inc. and Underwriter Equity Corporation. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not r esult in any additional direct charge to you.

The amount and timing of overall compensation, including both commissions and additional compensation as outlined above, may vary depending on the selling and other agreements in place, but is not expected to exceed 130.28% of the target premium and 6.5% of excess premium paid in the first Policy Year. The maximum compensation payable will not exceed 6.5% of the annual renewal premium paid after Policy Year 1. We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Funds or serves as a subadviser to a Fund of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Policies. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

Tower Square Securities. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. (“Tower Square”), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Policy to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Policies may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

Emergency Procedure

We reserve the right to postpone any surrender, partial surrender, policy loan, or payment of death benefit proceeds for a period not to exceed 12 months, if in our reasonable judgment, such postponement is necessary for the orderly liquidation of assets invested in an Investment Option. Furthermore, we may postpone any payment involving a determination of Cash Value in any case whenever:

(1)	the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

(2)	in our reasonable judgment, we determine that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

FINANCIAL STATEMENTS

We have included the Company’s financial statements and the applicable Separate Account’s financial statements in the applicable Statement of Additional Information.

APPENDIX A
Glossary of terms used throughout this prospectus

Accumulation Unit — a standard of measurement used to calculate the value of the Investment Options.

Age — the Insured’s age as of his or her last birthday.

Amount Insured — under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Cash Value (the “Minimum Amount Insured”). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Cash Value (determined as of the date of the Insured’s death) or, if greater, the Minimum Amount Insured.

Annual Minimum Premium — the owner must pay a first premium greater than or equal to one-quarter of this amount for the Policy to be issued. (Please refer to Appendix B).

Beneficiary (ies) — the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

Cash Surrender Value — the Cash Value less any Outstanding Loans, Accelerated Benefit Lien and applicable surrender charges.

Cash Value — the sum of the accumulated value held in the Investment Options plus the Loan Account value.

Code — the Internal Revenue Code.

Company (Issuing Company) — either The Travelers Insurance Company or The Travelers Life and Annuity Company. The name of the Company that issued your Policy appears on your Policy and is determined primarily by the state where you purchased the Policy.

Company’s Home Office — the principal executive offices located at One Cityplace, Hartford, Connecticut 06103-3415.

Cost of Insurance Charge — a charge that reflects the anticipated mortality of the Insured.

Death Benefit — the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

Deduction Date (or Day) — the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy’s Cash Value.

Fund — See Mutual Fund.

General Account — An account that consists of the Company’s assets other than those held in any separate account.

Initial Premium Payment — the first Premium Payment made under the Policy.

Insurance Company (ies) — Either The Travelers Insurance Company or The Travelers Life and Annuity Company depending on which company issues your Policy.

Insured — the person whose life is insured under the Policy.

Investment Options — the segments of the separate account to which you may allocate Premium Payments or Cash Value. Each Investment Option invests directly in a corresponding Mutual Fund (Fund).

Investment Option Deduction — the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

Issue Date — the date on which the Company issues the Policy for delivery to the Policy Owner.

Issuing Company — Either The Travelers Insurance Company or The Travelers Life and Annuity Company. The name of the Issuing Company appears on your Policy and is determined primarily by the state where you purchased the Policy.

Lapse Protection Guarantee Rider — a rider which provides that the Policy will not lapse during the first three Policy Years if a required amount of premium is paid. (Not available in all states.)

A-1

Loan Account — an account in the Company’s general account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

Maturity Benefit — an amount equal to the Policy’s Cash Value, less any outstanding loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

Maturity Date — the anniversary of the Policy Date on which the Insured is age 100.

Minimum Amount Insured — the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Cash Value determined as of the first day of the Policy Month and is shown in the Policy.

Monthly Deduction Amount — the amount of charges deducted from the Policy’s Cash Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

Mutual Fund (or Fund) — a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

Net Amount At Risk — the Death Benefit minus the Cash Value at the beginning of each Policy Month.

Net Premium Payment — the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

Outstanding Loan — amount owed the Company as a result of policy loans including both principal and accrued interest.

Planned Premium — the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

Policy — Travelers MarketLife, an individual variable flexible premium life insurance policy.

Policy Anniversary — an anniversary of the Policy Date.

Policy Date — the date shown on the Policy Summary and used to determine administrative transactions on the Policy (e.g., Deduction Days, Policy Years).

Policy Month — twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

Policy Owner(s) (you, your or owner) — the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

Policy Years — each successive twelve-month period; the first beginning with the Policy Date.

Premium Allocation Instructions — the instructions you provide us to allocate your Premium Payments among the Investment Options. You may change your Premium Allocation Instructions by written direction.

Premium Payment — the amounts you send us to be applied to your Policy.

Riders — supplemental insurance benefits offered under the Policy. There are additional charges associated with some Riders.

Separate Account(s) — assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

Stated Amount — the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

Term Amount — The amount of insurance provided by the Rider.

Underwriting Period — the time period from when we receive a completed Application until the Issue Date.

Valuation Date — a day on which the separate account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

Valuation Period — the period between the close of business on successive Valuation Dates.

A-2

APPENDIX B

ANNUAL MINIMUM PREMIUMS
(Per Thousand of Stated Amount)

Age	Male	Female	Age	Male	Female

0	2.80	2.42	48	12.15	11.29
1	2.69	2.47	49	12.83	11.89
2	2.59	2.48	50	13.51	12.51
3	2.58	2.47	51	14.42	13.18
4	2.58	2.47	52	15.34	13.86
5	2.58	2.47	53	16.24	14.53
6	2.58	2.47	54	17.16	15.29
7	2.60	2.49	55	18.07	16.10
8	2.62	2.52	56	19.43	17.11
9	2.66	2.56	57	20.79	18.20
10	2.72	2.62	58	22.16	19.35
11	2.80	2.68	59	23.52	20.51
12	2.89	2.76	60	24.88	21.68
13	3.01	2.84	61	27.11	22.98
14	3.13	2.94	62	29.34	24.27
15	3.25	3.04	63	31.57	25.59
16	3.38	3.16	64	33.80	27.01
17	3.51	3.28	65	36.03	28.57
18	3.62	3.40	66	38.86	30.12
19	3.72	3.47	67	41.70	31.63
20	3.81	3.53	68	44.52	33.29
21	3.90	3.60	69	47.36	35.39
22	3.98	3.67	70	49.76	37.75
23	4.05	3.73	71	54.39	40.67
24	4.08	3.71	72	59.04	44.16
25	4.13	3.76	73	63.71	48.15
26	4.30	3.93	74	68.41	52.54
27	4.45	4.09	75	72.60	57.27
28	4.61	4.26	76	80.21	62.20
29	4.76	4.41	77	87.34	67.37
30	4.92	4.60	78	94.52	73.00
31	5.12	4.80	79	101.76	79.30
32	5.32	5.02	80	109.06	86.49
33	5.52	5.22	81	120.34	94.56
34	5.74	5.46	82	131.76	103.39
35	5.98	5.71	83	143.32	112.96
36	6.33	6.01	84	155.03	123.28
37	6.66	6.31	85	166.88	138.49
38	7.01	6.64	86	170.39	149.27
39	7.34	6.97	87	177.17	159.84
40	7.69	7.34	88	191.28	171.55
41	8.17	7.75	89	208.18	185.73
42	8.66	8.18	90	241.15	203.75
43	9.14	8.62	91	254.21	225.63
44	9.63	9.11	92	282.60	250.53
45	10.11	9.59	93	314.35	278.47
46	10.79	10.13	94	349.51	309.50
47	11.47	10.70

B-1

APPENDIX C

PER THOUSAND OF STATED AMOUNT SURRENDER CHARGE
(First Year)

	Stated Amount				Stated Amount

Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above	Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above

0	2.04	1.84	1.63	33	3.92	3.53	3.14
1	2.04	1.84	1.63	34	4.08	3.67	3.26
2	2.04	1.84	1.63	35	4.19	3.77	3.35
3	2.04	1.84	1.63	36	4.43	3.99	3.54
4	2.04	1.84	1.63	37	4.66	4.19	3.73
5	2.19	1.97	1.75	38	4.91	4.42	3.93
6	2.19	1.97	1.75	39	5.14	4.63	4.11
7	2.21	1.99	1.77	40	5.69	5.12	4.55
8	2.23	2.01	1.78	41	6.05	5.45	4.84
9	2.26	2.03	1.81	42	6.41	5.77	5.13
10	2.39	2.15	1.91	43	6.76	6.08	5.41
11	2.46	2.21	1.97	44	7.13	6.42	5.70
12	2.54	2.29	2.03	45	7.18	6.46	5.74
13	2.65	2.39	2.12	46	7.66	6.89	6.13
14	2.75	2.48	2.20	47	8.14	7.33	6.51
15	2.76	2.48	2.21	48	8.63	7.77	6.90
16	2.77	2.49	2.22	49	9.11	8.20	7.29
17	2.79	2.51	2.23	50	10.00	9.00	8.00
18	2.82	2.54	2.26	51	10.67	9.60	8.54
19	2.90	2.61	2.32	52	11.35	10.22	9.06
20	2.86	2.57	2.29	53	12.02	10.82	9.62
21	2.93	2.64	2.34	54	12.70	11.43	10.16
22	2.99	2.69	2.39	55	13.01	11.71	10.41
23	3.04	2.74	2.43	56	13.99	12.69	11.19
24	3.06	2.75	2.45	57	14.97	13.47	11.98
25	3.08	2.77	2.46	58	15.96	14.36	12.77
26	3.14	2.83	2.51	59	16.93	15.24	13.54
27	3.25	2.93	2.60	60	17.91	16.12	14.33
28	3.37	3.03	2.70	61	19.52	17.57	15.82
29	3.47	3.12	2.78	62	21.12	19.01	16.90
30	3.49	3.14	2.79	63	22.73	20.46	18.18
31	3.64	3.28	2.91	64	24.34	21.91	19.47
32	3.78	3.40	3.02	65+	25.40	22.85	20.32
C-1

APPENDIX D

CURRENT MONTHLY ADMINISTRATIVE CHARGE
(Per Thousand of Stated Amount)
Applicable for Three Years Following Issue or Increase

NON-SMOKERS

	Stated Amount				Stated Amount

Issue Age	$50,000 to $249,999	$250,000 to $999,999	$1,000,000 and above	Issue Age	$50,000 to $249,999	$250,000 to $999,999	$1,000,000 and above

0				33	0.08	0.00	0.00
1				34	0.08	0.00	0.00
2				35	0.08	0.00	0.00
3				36	0.08	0.00	0.00
4				37	0.08	0.00	0.00
5				38	0.08	0.00	0.00
6				39	0.08	0.00	0.00
7				40	0.08	0.00	0.00
8				41	0.08	0.00	0.00
9				42	0.08	0.00	0.00
10				43	0.08	0.00	0.00
11				44	0.08	0.00	0.00
12				45	0.08	0.00	0.00
13				46	0.08	0.00	0.00
14				47	0.09	0.00	0.00
15				48	0.09	0.00	0.00
16				49	0.10	0.00	0.00
17				50	0.10	0.00	0.00
18				51	0.11	0.00	0.00
19				52	0.11	0.00	0.00
20	0.08	0.00	0.00	53	0.12	0.00	0.00
21	0.08	0.00	0.00	54	0.12	0.00	0.00
22	0.08	0.00	0.00	55	0.12	0.00	0.00
23	0.08	0.00	0.00	56	0.13	0.00	0.00
24	0.08	0.00	0.00	57	0.13	0.00	0.00
25	0.08	0.00	0.00	58	0.14	0.00	0.00
26	0.08	0.00	0.00	59	0.14	0.00	0.00
27	0.08	0.00	0.00	60	0.15	0.00	0.00
28	0.08	0.00	0.00	61	0.15	0.00	0.00
29	0.08	0.00	0.00	62	0.15	0.00	0.00
30	0.08	0.00	0.00	63	0.15	0.00	0.00
31	0.08	0.00	0.00	64	0.15	0.00	0.00
32	0.08	0.00	0.00	65+	0.15	0.00	0.00

Appendix C — Current Monthly Administrative Charge

D-1

CURRENT MONTHLY ADMINISTRATIVE CHARGE
(Per Thousand of Stated Amount)
Applicable for Three Years Following Issue or Increase

SMOKERS

	Stated Amount				Stated Amount

Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above	Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above

0	0.12	0.08	0.00	33	0.19	0.09	0.00
1	0.12	0.08	0.00	34	0.19	0.09	0.00
2	0.12	0.08	0.00	35	0.19	0.09	0.00
3	0.12	0.08	0.00	36	0.20	0.09	0.00
4	0.12	0.08	0.00	37	0.21	0.10	0.00
5	0.12	0.08	0.00	38	0.22	0.10	0.00
6	0.13	0.08	0.00	39	0.23	0.10	0.00
7	0.14	0.08	0.00	40	0.23	0.10	0.00
8	0.15	0.08	0.00	41	0.24	0.10	0.00
9	0.16	0.08	0.00	42	0.24	0.10	0.00
10	0.16	0.08	0.00	43	0.24	0.10	0.00
11	0.16	0.08	0.00	44	0.24	0.10	0.00
12	0.16	0.08	0.00	45	0.24	0.10	0.00
13	0.16	0.08	0.00	46	0.25	0.11	0.00
14	0.16	0.08	0.00	47	0.26	0.11	0.00
15	0.16	0.08	0.00	48	0.27	0.11	0.00
16	0.16	0.08	0.00	49	0.28	0.11	0.00
17	0.16	0.08	0.00	50	0.29	0.15	0.00
18	0.16	0.08	0.00	51	0.30	0.15	0.00
19	0.16	0.08	0.00	52	0.32	0.15	0.00
20	0.16	0.08	0.00	53	0.33	0.15	0.00
21	0.16	0.08	0.00	54	0.34	0.15	0.00
22	0.16	0.08	0.00	55	0.35	0.15	0.00
23	0.16	0.08	0.00	56	0.35	0.15	0.00
24	0.16	0.08	0.00	57	0.35	0.15	0.00
25	0.16	0.08	0.00	58	0.36	0.15	0.00
26	0.16	0.09	0.00	59	0.36	0.15	0.00
27	0.17	0.09	0.00	60	0.36	0.15	0.00
28	0.17	0.09	0.00	61	0.38	0.15	0.00
29	0.18	0.09	0.00	62	0.38	0.15	0.00
30	0.18	0.09	0.00	63	0.38	0.15	0.00
31	0.18	0.09	0.00	64	0.39	0.15	0.00
32	0.18	0.09	0.00	65+	0.39	0.15	0.00
D-2

APPENDIX D(1)

GUARANTEED MONTHLY ADMINISTRATIVE CHARGE
(Per Thousand of Stated Amount)
Applicable for Three Years Following Issue or Increase

SMOKERS AND NON-SMOKERS

	Stated Amount				Stated Amount

Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above	Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above

0	0.16	0.08	0.00	33	0.19	0.09	0.00
1	0.16	0.08	0.00	34	0.19	0.09	0.00
2	0.16	0.08	0.00	35	0.19	0.09	0.00
3	0.16	0.08	0.00	36	0.20	0.09	0.00
4	0.16	0.08	0.00	37	0.21	0.10	0.00
5	0.16	0.08	0.00	38	0.22	0.10	0.00
6	0.16	0.08	0.00	39	0.23	0.10	0.00
7	0.16	0.08	0.00	40	0.23	0.10	0.00
8	0.16	0.08	0.00	41	0.24	0.10	0.00
9	0.16	0.08	0.00	42	0.24	0.10	0.00
10	0.16	0.08	0.00	43	0.24	0.10	0.00
11	0.16	0.08	0.00	44	0.24	0.10	0.00
12	0.16	0.08	0.00	45	0.24	0.10	0.00
13	0.16	0.08	0.00	46	0.25	0.11	0.00
14	0.16	0.08	0.00	47	0.26	0.11	0.00
15	0.16	0.08	0.00	48	0.27	0.11	0.00
16	0.16	0.08	0.00	49	0.28	0.11	0.00
17	0.16	0.08	0.00	50	0.29	0.15	0.00
18	0.16	0.08	0.00	51	0.30	0.15	0.00
19	0.16	0.08	0.00	52	0.32	0.15	0.00
20	0.16	0.08	0.00	53	0.33	0.15	0.00
21	0.16	0.08	0.00	54	0.34	0.15	0.00
22	0.16	0.08	0.00	55	0.35	0.15	0.00
23	0.16	0.08	0.00	56	0.35	0.15	0.00
24	0.16	0.08	0.00	57	0.35	0.15	0.00
25	0.16	0.08	0.00	58	0.36	0.15	0.00
26	0.16	0.09	0.00	59	0.36	0.15	0.00
27	0.17	0.09	0.00	60	0.36	0.15	0.00
28	0.17	0.09	0.00	61	0.38	0.15	0.00
29	0.18	0.09	0.00	62	0.38	0.15	0.00
30	0.18	0.09	0.00	63	0.38	0.15	0.00
31	0.18	0.09	0.00	64	0.39	0.15	0.00
32	0.18	0.09	0.00	65+	0.39	0.15	0.00

Appendix C(1) — Guaranteed Monthly Administrative Charge

D(1)-1

APPENDIX E

ILLUSTRATIONS

Hypothetical Illustrations are tabular presentations of numbers that demonstrate how the Cash Value, Cash Surrender Value and Death Benefit under a policy change over time based on (i) assumed gross rates of return of the Funds; and (ii) deduction of fees and charges for a hypothetical policyholder with a specified Stated Amount and premium payment pattern.

The following pages of illustrations are intended to illustrate how the Cash Value, Cash Surrender Value and Death Benefit change over time for the Policy. Each illustration assumes gross rates of returns for the Funds of 0%, 6% and 12% based on certain assumptions. You can request personalized illustrations by calling your agent or registered representative. A personalized illustration will reflect your age and risk classification as well as other assumptions personal to you (e.g. your choice of investment options). The illustrations will reflect the deduction of the current policy charges. The difference between the Cash Value and the Cash Surrender Value in these illustrations represents the Surrender Charge that would be incurred upon a full surrender of the Policy.

One example illustrates that the maximum Guaranteed Cost of Insurance Rates, the monthly administrative charge, mortality and expense risk charge, and administrative expense charge allowable under the Policy are charged in all years. The other example illustrates that the current scale of Cost of Insurance Rates and other charges are charged in all years. The Cost of Insurance Rates charged vary by age, sex and underwriting classification, and the monthly administrative charge varies by age, amount of insurance and smoker/non-smoker classification for current charges. The illustrations reflect a deduction of 5% from each annual premium for premium tax (2.5%), and front end sales charge (2.5%).

The values shown in these illustrations vary according to assumptions used for charges, and gross rates of investment returns. For the first fifteen Policy Years, the current and guaranteed charges consist of 0.80% for mortality and expense risks, 0.10% for administrative expenses, and an average of the Fund expenses and thereafter, 0.35% for mortality and expense risks, 0.00% for administrative expenses, and an arithmetic average of the Fund expenses.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of the investment advisory fees and other expenses charged by each of the available Investment Options during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustration may be higher.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of –1.65%, 4.35%, and 10.35%, respectively on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of –1.00%, 5.00%, and 11.00%, respectively on a current and guaranteed basis thereafter.

The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated. The illustrations do not reflect any charges for federal income taxes against either Separate Account, since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits’, Account Values-and Cash Surrender Values illustrated.

Where required by law or upon request, the Company, through its agent will provide you a comparable illustration based upon the proposed Insured’s age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

TRAVELERS MARKETLIFE
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
LEVEL DEATH BENEFIT OPTION
ILLUSTRATED WITH GUARANTEED CHARGES

Male, Issue Age 40	Face Amount: $350,000
Preferred, Non-smoker	Annual Premium: $3,000.00

		Death Benefit			Cash Value			Cash Surrender Value

Year	Total Premiums With 5% Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	3,150	350,000	350,000	350,000	759	864	969	0	0	0
2	6,458	350,000	350,000	350,000	1,416	1,672	1,944	0	0	35
3	9,930	350,000	350,000	350,000	1,964	2,416	2,917	253	678	1,149
4	13,577	350,000	350,000	350,000	3,356	4,074	4,901	1,762	2,437	3,214
5	17,406	350,000	350,000	350,000	4,614	5,691	6,977	3,144	4,156	5,365
6	21,426	350,000	350,000	350,000	5,732	7,258	9,145	4,391	5,825	7,599
7	25,647	350,000	350,000	350,000	6,707	8,766	11,412	5,506	7,442	9,930
8	30,080	350,000	350,000	350,000	7,530	10,205	13,781	6,480	8,994	12,355
9	34,734	350,000	350,000	350,000	8,194	11,561	16,251	7,303	10,468	14,952
10	39,620	350,000	350,000	350,000	8,686	12,816	18,824	7,966	11,847	17,724
15	67,972	350,000	350,000	350,000	7,786	16,521	32,796	7,786	16,521	32,796
20	104,158	0	350,000	350,000	0	12,986	48,739	0	12,986	48,739

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

TRAVELERS MARKETLIFE
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
LEVEL DEATH BENEFIT OPTION
ILLUSTRATED WITH GUARANTEED CHARGES

Male, Issue Age 40	Face Amount: $350,000
Preferred, Non-smoker	Annual Premium: $3,000.00

		Death Benefit			Cash Value			Cash Surrender Value

Year	Total Premiums With 5% Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	3,150	350,000	350,000	350,000	2,081	2,229	2,377	0	104	243
2	6,458	350,000	350,000	350,000	4,083	4,509	4,953	2,046	2,446	2,864
3	9,930	350,000	350,000	350,000	6,000	6,835	7,742	4,048	4,833	5,685
4	13,577	350,000	350,000	350,000	7,836	9,213	10,770	5,973	7,267	8,731
5	17,406	350,000	350,000	350,000	9,593	11,646	14,065	7,824	9,753	12,027
6	21,426	350,000	350,000	350,000	11,264	14,127	17,644	9,590	12,282	15,747
7	25,647	350,000	350,000	350,000	12,844	16,655	21,536	11,275	14,957	19,838
8	30,080	350,000	350,000	350,000	14,338	19,237	25,777	12,880	17,738	24,279
9	34,734	350,000	350,000	350,000	15,745	21,869	30,403	14,446	20,570	29,104
10	39,620	350,000	350,000	350,000	17,036	24,528	35,428	15,937	23,429	34,328
15	67,972	350,000	350,000	350,000	22,002	38,503	68,541	22,002	38,503	68,541
20	104,158	350,000	350,000	350,000	24,713	54,925	124,737	24,713	54,925	124,737

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Travelers Life & Annuity, One Cityplace, Hartford, CT 06103-3415, call 1-800-334-4298 or access the SEC’s website (http://www.sec.gov).

To obtain free copies of personalized illustrations of death benefits, cash surrender values, and cash values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Registrant are available on the Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File Numbers: 811-03297 and 811-07411

L-23119

12/03

INVEST
May 1, 2003 Prospectus
as supplemented on December 23, 2003
Flexible Premium Variable Life Insurance Policies
Issued to Individuals by:
The Travelers Insurance Company — The Travelers Fund UL (a separate account)

This prospectus describes information you should know before you purchase INVEST (the Policy). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy’s primary features. Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies. We use certain terms throughout this prospectus, which are defined in Appendix A. The language of the Policy itself determines your rights and obligations under the Policy.

As a life insurance policy, the Policy is a contract between you and the Company. The Policy is designed to provide insurance protection on the life of an individual and to build Cash Value. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (Insured). Premium Payments are flexible in both frequency and amount. You can build Cash Value by investing in a variety of Investment Options, which, in turn, invest in professionally managed Mutual Funds (the Funds) (listed below). The value of your Policy will vary based on the performance of the Funds you select.

Capital Appreciation Fund	Travelers Series Fund Inc.
Dreyfus Stock Index Fund — Initial Shares	AIM Capital Appreciation Portfolio
High Yield Bond Trust	MFS Total Return Portfolio
Managed Assets Trust	Smith Barney High Income Portfolio
Money Market Portfolio (Travelers)	Smith Barney Large Cap Value Portfolio
Franklin Templeton Variable Insurance Products Trust	Strategic Equity Portfolio(2)
Templeton Global Asset Allocation Fund — Class 1 Shares	Variable Insurance Products Fund
Templeton Global Income Securities Fund — Class 1 Shares	Equity — Income Portfolio — Initial Class
Templeton Growth Securities Fund — Class 1 Shares	Growth Portfolio — Initial Class
Greenwich Street Series Fund	High Income Portfolio — Initial Class
Fundamental Value Portfolio	Variable Insurance Products Fund II
The Travelers Series Trust	Asset Manager Portfolio — Initial Class
Pioneer Fund Portfolio(1)
U.S. Government Securities Portfolio
Zero Coupon Bond Fund Portfolio Series 2005
______________
(1) Formerly Utilities Portfolio	(2) Formerly Alliance Growth Portfolio

To learn more about the Policy you can request a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Policy Holder Services, P.O. Box 990019, Hartford, Connecticut 06199-0019, call 1-800-334-4298 or access the SEC’s website (http://www.sec.gov).

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

Table of Contents

Summary of Principal Policy Benefits and Risks	4
Policy Summary	4
Principal Policy Benefits	4
Principal Policy Risks	5
Fund Company Risks	6
Fee Tables	7
Transaction Fees	7
Periodic Charges Other Than Fund Operating Expenses	8
Charges for Optional Riders	10
Fund Charges and Expenses	11
Description of the Company, Separate Accounts and Funds	14
The Insurance Company	14
The Separate Account and Its Investment Options	14
The Funds	14
Voting Rights	17
Conflicts of Interest	17
Policy Charges and Deductions	17
Charges Against Premium	18
Charges Against Cash Value	18
Charges Against the Separate Account	20
Fund Charges	20
Modification, Reserved Rights, and Other Charges	20
Policy Description	20
Applying for a Policy	20
When Coverage Begins	21
Right to Cancel (free look period)	21
Tax Free ‘Section 1035’ Exchanges	21
Ownership/Policy Rights	22
Premiums	23
Amount, Frequency and Duration of Premium Payments	23
Allocation of Premium Payments	23
Values Under Your Policy	24
Cash Value	24
Investment Option Valuation	24
Loan Account Valuation	25
Transfers	25
Transfer of Cash Value	25
Telephone Transfers	26
Death Benefit	26
Death Benefit Examples	27
Changing the Death Benefit Option	27
Paying the Death Benefit and Payment Options	28

2

Benefits at Maturity	28
Other Benefits	28
Exchange Option	28
Riders	29
Policy Surrenders	29
Full Surrender	29
Partial Surrender	29
Policy Loans	29
Effects of Loans	30
Lapse and Reinstatement	30
Lapse	30
Grace Period	30
Reinstatement	31
Federal Tax Considerations	31
Potential Benefits of Life Insurance	31
Tax Status of the Policy	32
Tax Treatment of Policy Benefits	32
Other Tax Considerations	34
Insurable Interest	35
The Company’s Income Taxes	35
Alternative Minimum Tax	35
Other Policy Information	35
Payment and Suspension of Valuation	35
Policy Statements	35
Limits on Right to Contest and Suicide Exclusion	36
Misstatement as to Sex and Age	36
Policy Changes	36
Distribution	36
Emergency Procedure	37
Legal Proceedings	38
Financial Statements	38
Appendix A: Glossary of terms used throughout this prospectus	A-1
Appendix B: Annual Minimum Premiums	B-1
Appendix C: Per Thousand of Stated Amount Surrender Charge	C-1
Appendix D: Monthly Administrative Charge	D-1
Appendix E: Illustrations	E-1

3

SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

This section provides a summary of the Policy and the principal policy benefits and risks. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this prospectus.

Policy Summary

INVEST is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, Cash Values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

Principal Policy Benefits

    Death Benefit

    We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (the Stated Amount) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Cash Value of your Policy (the Minimum Amount Insured). Generally, the Cash Value of your Policy is the sum of the values in the Investment Options and your Loan Account Value.

    In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are two Death Benefit options available:

      Option 1 — Level Option: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured.
      Option 2 — Variable Option: the Death Benefit will be the greater of (i) the Stated Amount plus the Cash Value of the Policy or (ii) the Minimum Amount Insured.

    The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders, outstanding loans and charges or by certain Riders.

    Policy Surrenders (Withdrawals)

    You may withdraw some or all of your money from your Policy (minus any applicable charges and fees).

    Policy Loans

    You may borrow against your Policy using your Policy as collateral.

    The Investment Options and the Corresponding Funds

    You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Cash Value among any of the Investment Options while continuing to defer current income taxes.

    Flexible Premium Payments

    After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

4

    Payment Options

    You or your Beneficiary can choose from a variety of fixed and variable Payment Options (e.g., lump sum or various periodic payments) to receive the Policy Proceeds.

    Tax-Free Death Benefit

    Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

    Right to Cancel Period

     We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

    Exchange Option

    During the first two Policy Years you can exchange this Policy for a form of non-variable permanent individual life insurance.

    Riders (Supplemental Insurance Benefits)

    You may add additional insurance to your Policy by Rider. A number of different riders are available. Please see “Other Benefits” for descriptions of all the riders.

    Personalized Illustrations

    You may request personalized illustrations for the Policy that reflect your age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.

Principal Policy Risks

    Poor Fund Performance (Investment Risk)

    The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Cash Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero. In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

    Tax Risks

    We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Policy Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals.

    Policy Lapse

    There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

5

    Policy Withdrawal Limitations

    Full and Partial surrenders may be subject to a surrender charge. The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Cash Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

    Credit Risk

    The Death Benefit guarantees and rider guarantees depend on the Company’s financial ability to fulfill their obligations. You should review the Company’s financial statements, which are available upon request and are attached to the Statement of Additional Information.

    Effects of Policy Loans

    A Policy loan, whether or not repaid, will affect your Policy’s Cash Value over time because we transfer the amount of the loan from the Investment Options to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

    Increase in Current Fees and Expenses

    Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

    Policy is not Suited for Short-Term Investment

    We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

Fund Company Risks

    A comprehensive discussion of the risks of each Fund may be found in each Fund Company’s prospectus.
    Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

    A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

    There is no assurance that any of the Funds will achieve their stated investment objective.

6

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Insured’s characteristics, such as age or rating classification, the charge for a Sample Insured.

Transaction Fees

Charge	When we Deduct the Charge	Amount Deducted

Sales Charge	Upon receipt of each	Current Charge:	2.50% of each Premium Payment
$50,000 – $499,999 of Stated Amount	Premium Payment	Guaranteed Charge:	2.50% of each Premium Payment
Sales Charge	Upon receipt of each	Current Charge:	2.00% of each Premium Payment
$500,000 – $999,999 of Stated Amount	Premium Payment	Guaranteed Charge:	2.00% of each Premium Payment
Sales Charge	Not applicable	Current Charge:	0.00% of each Premium Payment
$1,000,000+ of Stated Amount		Guaranteed Charge:	0.00% of each Premium Payment
Premium Tax Charge	Upon receipt of each	Current Charge:	2.50% of each Premium Payment
(Waived for policies issued in PR)	Premium Payment	Guaranteed Charge:	2.50% of each Premium Payment
Surrender Charge	When you fully surrender your Policy within the first ten (10) Policy Years and for the first ten (10) Policy Years after an increase in Stated Amount.	Current Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $25.40(3)
	In addition to the per $1,000 of Stated Amount Surrender Charge, there is also another charge that is the smallest of 6% of the Cash Value being	Guaranteed Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $25.40(3)
	surrendered, 6% of the amount of premiums actually paid within the five years preceding the surrender, or 9% of the total Annual Minimum Premiums for each full or partial Policy Year during the five years preceding the surrender, whether paid or not.	Sample Charge for a 39-year-old male, non-smoker, standard risk class, with death benefit option 1 and a $250,000 face amount.	Rates per $1000 of Stated Amount for First Year of Coverage: Current: $5.14 Guaranteed: $5.14
Surrender Charge (Partial) (1)	When you partially surrender your Policy within the first ten (10) Policy Years and for the first ten (10) Policy Years after an increase in Stated Amount, there is a charge that is the smallest of 6% of the Cash Value being	Current Charge:	Varies depending on surrender amount and cash value
	surrendered, 6% of the amount of premiums actually paid within the the five years preceding the surrender, or 9% of the total Annual Minimum Premiums for each full or partial Policy Year during the five years preceding the surrender, whether paid or not.	Guaranteed Charge:	Varies depending on surrender amount and cash value

7

Charge	When we Deduct the Charge	Amount Deducted

Decrease of Stated Amount (1)	When a decrease in Stated Amount is requested	Current Charge:	Rates per $1000 of Stated Amount for the First Year of Coverage: Minimum: $1.63(2) Maximum: $ 25.40(3)
		Guaranteed Charge:	Rates per $1000 of Stated Amount for First Year of Coverage: Minimum: $1.63(2) Maximum: $ 25.40(3)
		Sample Charge for a 39-year-old male, non-smoker, standard risk class, with death benefit option 1 and a $250,000 face amount.	Rates per $1000 of Stated Amount for First Year of Coverage: Current: $5.14 Guaranteed: $5.14
______________
(1)	Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the charges that would apply to you, please contact your agent or registered representative.

(2)	Sample charge for any insured with a specified amount at or above $1,000,000 and with an issue age less than 5-years old regardless of sex, risk class or underwriting.

(3)	Sample charge for any insured with a specified amount less than $500,000 and with an issue age greater than 64-years old regardless of sex, risk class or underwriting.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

Periodic Charges Other Than Fund Operating Expenses

Charge	When we Deduct the Charge	Amount Deducted

Cost of Insurance Charge (COI(1))	Monthly on the Deduction Day	Current Charge:	Rates per $1000 of Net Amount At Risk for the First Year of Coverage: Minimum: 0.0571(2) Maximum: $35.52259(3)(3)
		Guaranteed Charge:	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Minimum: 0.0571(2) Maximum: $47.18322(3)
		Sample Charge for a 39-year-old male, non-smoker, preferred risk class, with death benefit option 1 and a $250,000 face amount.	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Current: 0.1716 Guaranteed:$ 0.2424
Policy Administrative Expense Charges	Monthly from Cash Value for the first three (3) Policy Years on the Deduction Date	Current Charge:	Monthly Rate per $1000 of Initial Stated Amount for the first three years of coverage or for the three years following an increase in Stated Amount: Minimum: $ 0.00(4) Maximum: $ 0.39(5)
		Guaranteed Charge:	Monthly Rate per $1000 of Initial Stated Amount for the first three years of coverage or for the three years following an increase in Stated Amount: Minimum: $0.00(4) Maximum: $0.39(5)

8

Charge	When we Deduct the Charge	Amount Deducted

		Sample Charge for a 39-year-old male, non-smoker, standard risk class, with death benefit option 1 and a $250,000 face amount.	Monthly Rate per $1000 of Initial Stated Amount for the first three years of coverage or for the three years following an increase in Stated Amount: Current: $0.23 Guaranteed: $0.23

______________
(1)	The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables). The cost of insurance rates listed do not reflect the addition of any “flat extras.” Flat extras account for adverse risks that, if applied, would increase the cost of insurance rates shown above.

(2)	Sample charge for a 9-year-old female, non-smoker, preferred plus underwriting class with death benefit option 1.

(3)	Sample charge for an 80-year-old male, smoker, Table 10, with death benefit option 1.

(4)	Sample charge for any insured with stated amounts $1,000,000 or more regardless of age, sex, risk class or underwriting.

(5)	Sample charge for any insured with stated amounts less than $500,000, smoker risk class and issue ages between 64-80 years old (inclusive) regardless of sex or underwriting.

Periodic Charges Other Than Fund Operating Expenses (Continuation)

Charge	When we Deduct the Charge	Amount Deducted

Mortality and Expense Risk (M&E) Charge	Daily from the unloaned portion of the Cash Value	Current Charge:	0.60% on an annual basis of the amounts in the Investment Options for all Policy Years
		Guaranteed Charge:	0.80% on an annual basis of the amounts in the Investment Options for all Policy Years
Administrative Expense Charge	Daily from the unloaned portion of Cash Value	Current Charge:	0.00% on an annual basis of the amounts in the Investment Options
		Guaranteed Charge:	0.10% on an annual basis of the amounts in the Investment Options
Policy Loan Cost(1)	Monthly from the Loan Account	Current Charge:	2.00% (2.38% in VI) on an annual basis on the amount loaned for all Policy Years
		Guaranteed Charge:	Same as current

______________

     (1)   The Policy Loan Cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

9

Charges for Optional Riders

Charge	When we Deduct the Charge	Amount Deducted

Child Term Insurance Rider	Monthly from the unloaned portion of the Cash Value on the Deduction Date.	Current Charge:	Monthly Rate per $1000 of Child Term Rider Unit for the First Year of Coverage: Without Waiver of Deduction Amount Coverage Rider: $0.50 With Waiver of Deduction Amount Coverage Rider: $0.52
		Guaranteed Charge:	Monthly Rate per $1000 of Child Term Rider Unit for the First Year of Coverage: Without Waiver of Deduction Amount Coverage Rider: $0.50 With Waiver of Deduction Amount Coverage Rider: $0.52
		Sample Charge for an 18-year-old female with $6,000 Child Term Rider face amount	Monthly Rate per $1000 of Child Term Rider Unit for the First Year of Coverage: Without Waiver of Deduction Amount Coverage Rider $0.50 With Waiver of Deduction Amount Coverage Rider: $0.52
Family Benefit Rider	Monthly from the unloaned portion of the Cash Value on the Deduction Date.	Current Charge:	Rate per $1000 of Term Amount for the First Coverage Year: Minimum: 0.323000(4) Maximum: 0.52000(5)
		Guaranteed Charge:	Rate per $1000 of Term Amount for the First Coverage Year: Minimum: 0.323000(4) Maximum: 0.52000(5)
		Sample Charge for a 37-year-old male, non-smoker, standard risk class, with a $97,000 face amount	Rate per $1000 of Term Amount for the First Coverage Year: Minimum: 0.41000 Maximum: 0.41000
Accidental Death Benefit Rider
   (Minimum face amount of $25,000.
   Maximum limits are $100,000 for
   issue ages less than 26. Otherwise
   the maximum limit is $300,000.
   Rider face cannot exceed the base
face minimum.)	Monthly from the unloaned portion of the Cash Value on the Deduction Date.	Current Charge:	Monthly Rate per $1000 of Term Amount for the First Coverage Year: Minimum: $0.0792(6) Maximum: $0.3080(7)
		Guaranteed Charge:	Monthly Rate per $1000 of Term Amount for the First Coverage Year: Minimum: 0.0792(6) Maximum: 0.3080(7)
		Sample Charge for a 39-year-old male, non-smoker, standard risk class, with death benefit option 1 and a $250,000 face amount	Monthly Rate per $1000 of Term Amount for the First Coverage Year: Minimum: 0.0880 Maximum: 0.0880

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Charges for Optional Riders (Continuation)

Charge	When we Deduct the Charge	Amount Deducted

Cost of Living Adjustment Rider (1)*	Monthly from the unloaned portion of the Cash Value on the Deduction Date	Current Charge:	Rates per $1000 of Net Amount At Risk for the First Year of Coverage: Minimum: $0.0571(2) Maximum: $35.52259(3)
		Guaranteed Charge:	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Minimum: $0.0571(2) Maximum: $47.18322(3)
		Sample Charge for a 39-year-old male, non-smoker, standard risk class, with death benefit option 1 and a $250,000 face amount.	Rates per $1000 of Net Amount At Risk for First Year of Coverage: Current: $ 0.1716 Guaranteed: $ 0.2424
Waiver of Deduction Amount Rider	Monthly from the unloaned portion of the Cash Value on the Deduction Date	Current Charge:	Monthly Rate per $1000 of Monthly Deduction Amount for the First Year of Coverage: Minimum: $ 0.0000(8) Maximum: $ 0.2587(9)
		Guaranteed Charge:	Monthly Rate per $1000 of Monthly Deduction Amount for the First Year of Coverage: Minimum: $ 0.0000(8) Maximum: $ 0.2587(9)
		Sample Charge for a 39-year-old male, non-smoker, standard risk class, with death benefit option 1 and a $250,000 face amount.	Monthly Rate per $1000 of Monthly Deduction Amount for the First Year of Coverage: Current: $ 0.0133 Guaranteed: $ 0.0133
______________
(1)	The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables).

(2)	Sample charge for a 9-year-old female, non-smoker, preferred plus underwriting class with death benefit option 1.

(3)	Sample charge for an 80-year-old male, smoker, Table 10, with death benefit option 1.

(4)	Sample charge for an insured issued in NY who is less than 20-years-old regardless of sex, risk or underwriting.

(5)	Sample charge for an insured not issued in NY who is less than 50-years old regardless of sex, risk, or underwriting.

(6)	Sample charge for an insured less than 30-years old with no table rating regardless of sex, risk class or underwriting.

(7)	Sample charge for any insured with an issue age of at least 60-years old and a Table 4 rating regardless of sex or risk class.

(8)	Sample charge for any insured with an issue age less than 5 years old regardless of sex, risk class or underwriting.

(9)	Sample charge for a 59-year old smoker regardless of sex, risk class or underwriting.

*	There is no charge for the Rider itself however there is a COI cost resulting from the Rider’s application.

Fund Charges and Expenses

The next tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund’s Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses, as a percentage of average daily net assets, as of December 31, 2002, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

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	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.)	0.27%	1.27%

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(1)
Dreyfus Stock Index Fund — Initial Shares	0.25%	—	0.02%	0.27%
High Yield Bond Trust	0.55%	—	0.16%	0.71%(2)
Managed Assets Trust	0.56%	—	0.05%	0.61%(3)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(4)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I†	0.45%	—	0.11%	0.56%
CitiStreet International Stock Fund — Class I†	0.73%	—	0.17%	0.90%
CitiStreet Large Company Stock Fund — Class I†	0.55%	—	0.15%	0.70%
CitiStreet Small Company Stock Fund — Class I†	0.60%	—	0.16%	0.76%
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	0.62%	—	0.21%	0.83%(5)
Templeton Global Income Securities Fund — Class 1 Shares	0.63%	—	0.10%	0.73%(6)
Templeton Growth Securities Fund — Class 1 Shares	0.81%	—	0.06%	0.87%(6)
Greenwich Street Series Fund
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(7)
The Travelers Series Trust
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(8)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(1)
Zero Coupon Bond Fund Portfolio Series 2005	0.16%	—	—	1.27%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(9)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(9)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(9)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(9)
Strategic Equity Portfolio	0.80%	—	0.03%	0.83%(9)
Variable Insurance Products Fund
Equity — Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(10)
Growth Portfolio — Initial Class	0.58%	—	0.09%	0.67%(11)
High Income Portfolio — Initial Class	0.58%	—	0.12%	0.70%
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	0.53%	—	0.10%	0.63%(12)

______________

     †   Closed to new investors.

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Notes

     (1)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (2)   Management fee includes an administration fee. The management fee has breakpoints. The management rates decrease as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%.

     (3)   Management fee includes Administration fee. No fees were waived during the period, nor was the Fund reimbursed for expenses. Fund operates under a voluntary expense cap of 1.25%.

     (4)   Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

     (5)   The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (6)   The Fund administration fee is paid indirectly through the management fee.

     (7)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (8)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for administrative services.

     (9)   Fund has a voluntary expense cap of 1.25%.

     (10)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio — Initial Class were 0.56%.

     (11)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio — Initial Class were 0.61%.

     (12)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Asset Manager Portfolio — Initial Class were 0.61%.

13

DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNTS
AND FUNDS

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415. The Company is subject to Connecticut law governing insurance companies and is regulated by the Connecticut Commissioner of Insurance. The Company files an annual statement in a prescribed form with the Commissioner that covers the operations of the Company for the preceding year and its financial condition as of the end of such year. The Company’s books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, the Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.

The Separate Account and Its Investment Options

Under Connecticut law, The Travelers Insurance Company sponsors a separate account. Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium payments that you invest in the Investment Options are deposited in the Separate account. The income, gains, and losses are credited to, or charged against a separate account without regard to the income, gains or losses from any other Investment Option or from any other business of the Companies.

The Travelers Insurance Company sponsors The Travelers Fund UL Separate Account for Variable Life Insurance (Fund UL) Fund UL was established on November 10, 1983, was established under the laws of Connecticut and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a “separate account.”

The Separate Accounts is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. The Separate Accounts purchase shares of the Funds at net asset value (i.e., without a sales charge) and receive all dividends and capital gains distributions from each Fund, and reinvest in additional shares of that Fund. Finally, the assets of the Separate Accounts may not be used to pay any liabilities of the Company other than those arising from the Policies, and the Company is obligated to pay all amounts promised to Policy Owners under the Policies.

The Funds

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. We may also add, withdraw or substitute Funds from time to time. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Policies.

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The payments are generally based on a percentage of the average assets of each Fund allocated to the Investment Options under the Policy or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of a Fund attributable to the relevant policies. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from a Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Fund.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund’s investment strategy, investment advisers and its fees. You may obtain a Fund prospectus by calling 1-800-334-4298 or through your insurance agent. We do not guarantee the investment results of the Funds.

Funds	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Dreyfus Stock Index Fund — Initial Shares	Seeks to match the total return of the S&P 500 Index. The Fund normally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.	The Dreyfus Corporation Subadviser: Mellon Equity Associates
High Yield Bond Trust	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC
Managed Assets Trust	Seeks high total return. The Fund normally invests in equities, convertible and fixed-income securities. The Fund’s policy is to allocate investments among asset classes.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in fixed income securities.	CitiStreet Funds Management LLC (“CitiStreet”) Subadviser: Western AssetManagement Company; Salomon Brothers Asset Management (“SBAM”); and SSgA Funds Management (“SSgA”)
CitiStreet International Stock Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in the common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Citigroup Asset Management Limited, and SSgA
CitiStreet Large Company Stock Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in the common stocks of large, well established companies.	CitiStreet Subadviser: Wellington Management Company; Smith Barney Fund Management LLC, and SSgA
CitiStreet Small Company Stock Fund — Class I†	Seeks maximum long term total return. The Fund normally invests in the common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management; SBAM; and SSgA
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	Seeks high total return. The Fund normally invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments and it may invest in high-yield, lower rated bonds.	Templeton Investment Counsel, LLC

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Funds	Investment Objective	Investment Adviser/Subadviser

Templeton Global Income Securities Fund — Class 1 Shares	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. The Fund normally invests in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets and it may invest in high-yield lower-rated bonds.	Franklin Advisers, Inc.
Templeton Growth Securities Fund — Class 1 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	Smith Barney Fund Management (“SBFM”)
The Travelers Series Trust
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
U.S. Government Securities Portfolio	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Zero Coupon Bond Fund Portfolio Series 2005	Seeks high consistent total return with preservation of capital. The Fund normally invests in zero coupon securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: Massachusetts Financial Services (“MFS”)
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks long-term growth of capital. Current income is a secondary objective. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	Fidelity Management & Research Company (“FMR”)
Growth Portfolio — Initial Class	Seeks capital appreciation. The Fund normally invests in common stocks believed to have above-average growth potential.	FMR

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Funds	Investment Objective	Investment Adviser/Subadviser

High Income Portfolio — Initial Class	Seeks a high level of current income while also considering growth of capital. The Fund normally invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.	FMR
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	Seeks high total return with reduced risk over the long-term. The Fund normally invests by allocating assets among stocks, bonds and short-term instruments.	FMR
______________

     †   Closed to new investors.

Voting Rights

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

Conflicts of Interest

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interest of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

POLICY CHARGES AND DEDUCTIONS

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Policies;
    the ability for you to obtain a loan under the Policies;
    the Death Benefit paid on the death of the Insured;
    making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);
    administration of the various elective options available under the Policies; and
    the distribution of various reports to Policy Owners.
  17

  The costs and expense we incur include:

      expenses associated with underwriting applications, increases in the Stated Amount, and Riders;
      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;
      sales and marketing expenses including commission payments to your sales agent; and
      other costs of doing business.

  Risks we assume include:

      that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and
      that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

  Charges Against Premium

  We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (Net Premium Payment) among the Investment Options.

      Front-End Sales Expense Charge: We deduct a front-end sales charge of 2.50% of each Premium Payment for Stated Amounts less than $500,000, 2% of each Premium Payment for Stated Amounts from $500,000 to $999,999 and 0% for Stated Amounts greater than $1,000,000. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent.
      Premium Tax Charge: We deduct a charge of 2.5% of each Premium Payment for state premium taxes that we currently expect to pay. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction.

  Charges Against Cash Value

  Monthly Deduction Amount: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option’s values attributable to the Policy and the Fixed Account, (unless you select the Allocated Charges Option — see below.) We deduct the amount on the first day of each Policy Month (the Deduction Date). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge and (3) charges for any Riders. These are described below.

      Cost of Insurance Charge: The cost of insurance charge is the primary charge under your Policy for the Death Benefit we provide you. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the Net Amount At Risk and (2) the cost of insurance rate. Generally, the cost of insurance rate increases each year.
      There are maximum or guaranteed cost of insurance rates associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissions Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insured.
      The current cost of insurance rates are based on the age, risk class and gender (unless unisex rates are required) of the Insured. The current rates are lower than the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.
  18

      Policy Administrative Expense Charge: This per thousand charge applies for the first three (3) Policy Years and also applies to increases in the Stated Amount (excluding increases due to the Cost of Living Adjustment Rider and increases in Stated Amounts due to Death Benefit option changes). The amount varies by issue age and will be stated in the Policy.
      Charges for Riders: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

  Allocated Charges Option (ACO): You may elect in writing to have us deduct the Monthly Deduction Amount from specified Funds and the Fixed Account rather than from all Funds on a pro rata basis. You may select a maximum of five Funds (including the Fixed Account) to deduct the Monthly Deduction Amount from you and you must designate the applicable amount from each specified fund in a whole percentage. In any given month if the value of any specified Fund is insufficient to support its share of the Monthly Deduction Amount, the Monthly Deduction Amount will be taken pro rata from all Funds.

  To elect ACO, you must complete our ACO election form and send it to us. We may modify, suspend or terminate ACO at anytime without prior notification.

  Surrender Charges: There are two types of surrender charges that can apply under the Policy: a Percent of Premium Charge and a Per Thousand of Stated Amount Charge equal to a specified amount for each $1,000 of Stated Amount. These surrender charges apply during the first ten Policy Years (or the first ten years following an increase in Stated Amount other than an increase for a Cost of Living Adjustment or a change in Death Benefit option). Both charges apply upon a full surrender of the Policy. Only the Percent of Premium Charge applies upon a partial surrender.

  Percent of Premium Charge. A Percent of Premium surrender charge will be assessed upon a full or partial surrender of the Policy during the first ten Policy Years (and during the first ten years following an increase in Stated Amount). The charge will be the smallest of:

(a)	6% of the amount of Cash Value being surrendered; or

(b)	6% of the amount of premiums actually paid within the five years preceding the surrender; or

(c)	9% of the total Annual Minimum Premiums for each full or partial Policy Year during the five years preceding the surrender, whether paid or not. (See Appendix A, “Annual Minimum Premiums.”)

  For example, for a 45-year old male with a Stated Amount of $150,000 who pays a premium of $1,969 per year for five years (a total of $9,845), and then fully surrenders the Policy with a Cash Value of $7,485 (assuming a 6% rate of return), the Percent of Premium surrender charge would be $449, because (a) is $449 (6% of $7,485); (b) is $591 (6% of the $9,845 in premiums paid); and (c) is approximately $682 (9% of the annual minimum premium for five years). The smallest, $449, is the applicable charge.

  Per Thousand of Stated Amount Charge. A Per Thousand of Stated Amount surrender charge is imposed on full surrenders, but not on partial surrenders, and applies only during the first ten Policy Years or the ten years following an increase in Stated Amount (other than an increase for a Cost of Living Adjustment or a change in Death Benefit Option). The charge is equal to a specified dollar amount for each $1,000 of Stated Amount to which it applies, and will apply only to that portion of the Stated Amount (except for increases excluded above) which has been in effect for less than ten years.

  The Per Thousand of Stated Amount Charge varies by original issue age, and increases with the issue age of the Insured. For Stated Amounts of $499,999 or less, this charge varies in the first year from $2.04 per $1,000 of Stated Amount for issue ages of 4 years or less, to $25.40 per $1,000 of Stated Amount for issue ages of 65 years or higher. The charge is lower for Stated Amounts over $499,999, and even lower for Stated Amounts over $999,999.

  Additionally, the charge decreases by 10% each year over the ten-year period. For example, for a 45-year old with a Stated Amount of $150,000, the charge in the first year is $7.18 for each $1,000 of Stated Amount, or $1,077. The charge decreases 10%, or approximately $0.72, each year, so in the fifth year, it is $4.31 for each $1,000 of Stated Amount, or $646.50; in the tenth year, it is $0.72 for each $1,000, or $108.

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  This charge is designed to compensate the Company for administrative expenses not covered by other administrative charges. This charge may be reduced or eliminated when sales are made under certain arrangements. (See “Reduction or Elimination of Sales Charges and Administrative Charges” below.) The Per Thousand of Stated Amount surrender charges are set forth in Appendix B.

  Charges Against the Separate Account

  Mortality and Expense Risk Charge: We deduct a daily charge for mortality and expense risks against the assets in the Investment Options. This current charge is at an annual rate of 0.60%; however, the Policy provided that the maximum charge for mortality and expense risks will not exceed 0.80%. This charge compensates us for various risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

  Fund Charges

  Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the separate account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the “Fee Tables” section in this prospectus and the Fund company prospectuses for information on the Fund charges.

  Modification, Reserved Rights and Other Charges

  We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

  We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

  We reserve the right to charge for transfers, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

  We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions. We intend to recover commissions, marketing, administrative and other expenses and cost of Policy benefits through the fees and charges imposed under the Policies. See “Distribution.”

  POLICY DESCRIPTION

  INVEST is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

  Applying for a Policy

  To purchase a Policy, an application on the Insured must be submitted to us with information that includes:

      Requested Stated Amount (minimum of $75,000);
      Death Benefit Option;
      Beneficiary;
      Investment Option selections; and
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      Rider selections.

  Policies generally will be issued only on the life of an Insured between the ages of 0 and 85. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. A Policy will be issued only after the underwriting process is completed to our satisfaction (Issue Date). The Policy Date is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

  We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

  While your application for the Policy is in underwriting, we may offer you temporary life insurance. To obtain the temporary insurance, you must complete the Policy Application, including the Temporary Insurance Agreement sections and you must make an advance payment. Please see “Terms and Conditions” in the Temporary Insurance Agreement for details on coverage dates and amounts.

  When Coverage Begins

  Except as stated in the Temporary Insurance Agreement, Coverage under the Policy will be effective on the later of the Policy Date or the Issue Date (as shown on the Policy Summary) if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

  You may request a Policy Date of up to six months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a “back-dated policy”). In many, but not all cases, a younger Age will result in a smaller planned premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

  Right to Cancel (free look period)

  The law of the state in which your Policy is issued or delivered provides you a Right to Cancel or “free-look” period. The period varies by state but is never less than ten days from the day you receive your Policy. The Right to Cancel period for your Policy will be on the cover of your Policy.

  After underwriting is complete and the Right to Cancel period begins, we will apply your Net Premium to the money market Investment Option under the Policy. At the end of the Right to Cancel period, we will apply your Premium to the Investment Options as you indicate on your application (premium allocation instructions).

  To cancel a Policy during the Right to Cancel period, you must send a request in Writing along with your Policy to us within the applicable timeframe as set forth in your Policy, and we will make the refund within seven (7) days after we receive your request and returned Policy. We will refund to you any Premiums paid minus any Outstanding Loans.

  Tax Free ‘Section 1035’ Exchanges

  You can generally exchange one life insurance policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest

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  and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

  Ownership/Policy Rights

  The Policy Owner is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

      Assigning the Policy

      The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See “Tax Treatment of Policy Benefits.” You should consult a tax adviser before assigning the Policy.

      Receiving the Maturity Benefit

      If the Insured is living on the Maturity Date, we will pay you the Cash Value of the Policy as of the Maturity Date, less any:

1.	Outstanding loan;

2.	Monthly Deduction Amount due but not paid; and

3.	Amount payable to an assignee under a collateral assignment of the Policy.

      Upon maturity, insurance ends and we have no further obligation under the Policy.

      Changing or revoking a Beneficiary

      The Beneficiary is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

      Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

      Decreases in the Stated Amount of Insurance

      You may request a decrease in the Stated Amount after the second Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

1.	against the most recent increase in the Stated Amount;

2.	to other increases in the reverse order in which they occurred; and

3.	to the initial Stated Amount.

      A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

      Changing the Death Benefit Option

      You may change the Death Benefit Option from Option 1 (the Level Option) to Option 2 (the Variable Option). This change does not require additional underwriting approval.

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      You may also request a change from Option 2 to Option 1, which requires additional underwriting approval.

      Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option. Please see “Death Benefit.”

      Increases in the Stated Amount (requires additional underwriting approval)

      You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 76. We will require you to submit a new application and evidence of insurability. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. There is an additional Policy Administrative Charge and a Per Thousand of Stated Amount Surrender Charge associated with a requested increase in Stated Amount. In addition, your cost of insurance will increase commensurate with the increase in the Stated Amount and in consideration of the attained age of the Insured at the time the increase is requested.

      It may be less costly to purchase more Death Benefit coverage under the Primary or Other Insured Term Rider than increasing the Stated Amount under the Policy.

  Written requests for changes should be sent to the Company’s Home Office at One Cityplace, Hartford, Connecticut, 06103-3415. The Company’s telephone number is (860) 308-1000. Some of these changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

  PREMIUMS

  Amount, Frequency and Duration of Premium Payments

  The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (Planned Premium). The amount of your Premium Payment will vary based on factors including, the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

  Prior to the Maturity Date, you may request a change in the amount and frequency of your planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

  You may make Premium Payments by:

      mailing a check, payable to The Travelers: to One Cityplace, Hartford, CT 06103-3415; or
      or by direct checking account deductions (you must complete a pre-authorization collection form).

  Even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a Grace Period will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. Generally, the amount due will be any Monthly Deduction Amounts past due plus the next Monthly Deduction Amount. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any outstanding loans.

  Allocation of Premium Payments

  During the underwriting period, any Premium we receive will be placed in a non-interest bearing account. After underwriting is complete and the Right to Cancel period begins, we will apply your Net Premium to the money market Investment Option in your Policy. At the end of the Right to Cancel period, we will apply your Premium to the Investment Options as you indicate on your application (premium allocation instructions).

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  You may change your premium allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

  Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

  VALUES UNDER YOUR POLICY

  Cash Value

  Each Policy has a Cash Value that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Cash Value which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

  A Policy’s Cash Value is the sum of the values held in the Investment Options and the Loan Account. A Policy’s Cash Value will change daily, has no guaranteed minimum value and may be more or less than Premiums paid. We calculate the Policy’s Cash Value each day the New York Stock Exchange is open for trading (a Valuation Date). The period between successive Valuation Dates is called a Valuation Period.

  The Cash Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make).

  Investment Option Valuation

  The value of each Investment Option is measured in Accumulation Units. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option’s Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding Net Investment Factor (see below) for the Valuation Period just ended. For example, to calculate Monday’s Valuation Date price, we would multiply Friday’s Accumulation Unit Value by Monday’s Net Investment Factor.

  The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

We determine the Net Investment Factor for any Valuation Period using the following equation:	a	— c

b

  a is:

1.	the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

2.	the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

3.	a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

  b is:

1.	the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

2.	the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

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  c is the applicable Investment Option deduction for the Valuation Period.

  The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option’s investment experience. The separate account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

  Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

  Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

  Loan Account Valuation

  When you borrow money from us using the Policy as collateral for the loan, we transfer the amount of the loan from the Investment Options to the Loan Account as collateral for that loan. The value in the Loan Account is charged a fixed rate of interest of 7.4% (6% in the Virgin Islands).

  We charge this interest in advance at the beginning of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually.

  When we determine a Policy’s Cash Value, the value in the Loan Account (i.e., the amount (adjusted for any repayments or additional Policy loans) we transferred from the Investment Options to secure the loan) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options.

  TRANSFERS

  Transfers of Cash Value

  Generally, you may transfer Cash Value among the Investment Options. However, the Policy is not designed to serve as a vehicle for frequent trading in the Investment Options in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things, the following factors:

          the total dollar amount being transferred;
          the number of transfers you made within the previous three months;
          whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
          whether your transfers are part of a group of transfers made by a third party on behalf of the individual Policy Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

          reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.
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  Future Modifications. We will continue to monitor the transfer activity occurring among the Investment Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interests of all Policy Owners.

  If we determine you are engaging in activity as described above or similar activity that will potentially hurt the rights or interests of Policy Owners, we will restrict or eliminate the number of transfers you can make and/or may restrict or eliminate the mode of transfers (e.g., we will not accept transfers made via facsimile or telephone) you may make. We will notify you if we reject a transfer request.

  Telephone Transfers

  The Policy Owner may make a transfer request in writing by mailing the request to the Company at its Home Office, or by telephone (if an authorization form is on file) by calling 1-800-334-4298. The Company will take reasonable steps to ensure that telephone transfer requests are genuine. These steps may include seeking proper authorization and identification prior to processing telephone requests. Additionally, the Company will confirm telephone transfers. Any failure to take such measures may result in the Company’s liability for any losses due to fraudulent telephone transfer requests.

  DEATH BENEFIT

  If your Policy is in effect on the date of the Insured’s death, we will pay your Beneficiary a Death Benefit. We may reduce the Death Benefit payable as discussed below under “Paying the Death Benefit and Payment Options.” All or part of the Death Benefit may be paid in cash or applied to one or more of the Payment Options described in the following pages.

  You may select one of two Death Benefit Options when you purchase the Policy. The amount of the Death Benefit will depend on which Death Benefit Option you select. However, as long as the Policy remains in effect, the Company guarantees that the Death Benefit under either option will be at least the current Stated Amount of the Policy less any outstanding Policy loans and unpaid Monthly Deduction Amount.

  Option 1 (the Level Option)

  The Death Benefit will be equal to the Stated Amount of the Policy on the date of the Insured’s death or, if greater, the Minimum Amount Insured as of the date of the Insured’s death.

  Option 2 (the Variable Option)

  The Death Benefit will be equal to the Stated Amount of the Policy plus the Cash Value as of the date of the Insured’s death or, if greater, the Minimum Amount Insured as of the date of the Insured’s death.

  In order to be treated as life insurance under federal tax law, the Policy’s Death Benefit must meet or exceed the minimum requirements of either the Guideline Premium Test or the Cash Value Accumulation Test (the Minimum Amount Insured). These tests generally impact the Death Benefit when a Policy Owner has a relatively large Cash Value in relation to the Stated Amount. This Policy uses the Guideline Premium Test.

  Under the Guideline Premium Test, a Policy’s Death Benefit will not be less than the Policy’s Cash Value times the corridor factor under the Code. The corridor factors, which require that the Death Benefit be greater than the Policy’s Cash Value by a percentage that decreases over time, are shown in your Policy. The following is a summary of the percentages. For attained ages not shown, the percentages decline pro rata each year.

Attained Age of the Insured	Corridor Factors

0-40	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
95+	100%

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  The investment performance of the Funds, expenses and deduction of charges all impact Cash Value. In some circumstances, the Death Benefit may vary with the amount of the Cash Value. Under Death Benefit Option 1, the Death Benefit will vary with the Cash Value whenever the Cash Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Cash Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Cash Value as of the date of the Insured’s death (or if greater, the Minimum Amount Insured as of the date of the Insured’s death.) Finally, if the investment performance of the Funds is too low and the Cash Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium, your Policy may lapse and no coverage will be in effEct.

  Death Benefit Examples

  The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under each Death Benefit Option. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Cash Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy Loan.

  OPTION 1 — Level Death Benefit

  In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $75,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

  EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit of the Policy is the greater of the Stated Amount ($75,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $75,000.

  EXAMPLE TWO. If the Cash Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($75,000) or the Minimum Amount Insured ($100,000).

  OPTION 2 — Variable Death Benefit

  In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Cash Value of the Policy (determined on the date of the Insured’s death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

  EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Cash Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

  EXAMPLE TWO. If the Cash Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Cash Value ($75,000 + $60,000 = $135,000).

  Changing the Death Benefit Option

  You may change the Death Benefit Option by sending a written request to the Company. With some changes from Option 2 (Variable Benefit) to Option 1 (Level Benefit), involving substantially funded Policies, there may be a cash distribution, which is included in gross income. A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $50,000. A change from Option 1 to Option 2 is also subject to underwriting. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before making any change.

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  Paying the Death Benefit and Payment Options

  Death Benefits are payable within seven days after we receive satisfactory proof of the Insured’s death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Policy loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is alive when the Insured has died, the Death Benefit will be paid to the Policy Owner, if alive, otherwise, the Death Benefit will be paid to the Policy Owner’s estate. In addition, we may defer payment of proceeds that exceed the Cash Value for up to six months from the date of the request for the payment.

  If the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply. (See Limits on Right to Contest and Suicide Exclusion.) In addition, if the Insured dies during the 31-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due, then the Death Benefit actually paid to the Policy Owner’s Beneficiary will be reduced by the amount of the Monthly Deduction Amount that is due and unpaid.

  We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects another of the Company’s Payment Options. We may defer payment of proceeds, which exceed the Death Benefit for up to six months from the date of the request for payment. A combination of options may be used. The minimum amount that may be placed under a Payment Option is $5,000 unless we consent to a lesser amount. Proceeds applied under a Payment Option will no longer be affected by the investment experience of the Investment Options.

  The following Payment Options are available under the Policy:

        OPTION 1 — Payments of a fixed amount.

        OPTION 2 — Payments for a fixed period.

        OPTION 3 — Amounts Held at Interest.

        OPTION 4 — Monthly Life Income.

        OPTION 5 — Joint and Survivor Level Amount Monthly Life Income.

        OPTION 6 — Joint and Survivor Monthly Life Income-Two-thirds to Survivor.

        OPTION 7 — Joint and Last Survivor Monthly Life Income-Monthly Payment Reduces on Death of First
        Person Named.

        OPTION 8 — Other Options.

  We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $100, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

  BENEFITS AT MATURITY

  If your Policy is in effect on the Maturity Date, we will pay the Policy’s Cash Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

  OTHER BENEFITS

  Exchange Option

  Once the Policy is in effect, you may exchange it during the first two (2) Policy Years for a form of non-variable permanent individual life insurance issued by the Company (or an affiliated company, if allowed by state law) on the life of the Insured. Benefits under the new life insurance policy will be as described in that policy. No evidence of insurability will be required. You have the right to select the same Death Benefit or Net Amount At Risk as the former Policy at the time of exchange. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy Loan must be repaid before we will make an exchange. In addition, there may be an adjustment for the difference in Cash Value between the two Policies.

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  Riders (Supplemental Insurance Benefits)

  You may elect to have one or more of the following Riders added to your Policy. There may be costs associated with these Riders. Certain Riders may not be available in all states. The descriptions below are intended to be general; the terms of the Riders providing the additional benefits may vary from state to state, and you should consult the Policy and Rider. Depending on your circumstances, it may be less costly to purchase more death benefit coverage under the Primary Insured Term Rider than under the basic variable policy.

Child Term Insurance Rider	Provides level term insurance for Insured’s children, stepchildren or legally adopted children.

Cost of Living Adjustment Rider	Allows automatic increases in the face amount based on increases in the Consumer Price Index.

Family Benefit Rider	Provides level term insurance for Insured’s spouse and/or children.

Accidental Death Benefit Rider	Additional death benefit if Insured’s death results from bodily injury.

Waiver of Deduction Amount Rider	Waives Monthly Deduction Amount in the even of disability, allowing coverage to continue.

  POLICY SURRENDERS

  You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. See “Tax Treatment of Policy Benefits.”

  Full Surrender

  You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary’s consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary’s consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Cash Value, minus any outstanding Policy loans, and any surrender charge. We will pay you within seven (7) days after we receive your request in good order. The Policy will terminate on the date we receive your request.

  Partial Surrender

  You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge pro rata from all your selected Investment Options, unless you give us other written instructions. We will pay you within 7 days after we receive your request.

  In addition to reducing the Policy’s Cash Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. Under Option 1 (the Level Option), the Policy’s Stated Amount will be reduced by the surrender amount. Under Option 2 (the Variable Option), the Policy’s Cash Value, which is part of the Death Benefit, will be reduced by the surrender amount. We may require you to return the Policy to record this reduction.

  POLICY LOANS

  While the Policy is in force, you may borrow money using the Policy as the only security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. See “Federal Tax Considerations.” We will charge you interest on the amount of the loan.

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  A Policy Owner may obtain a cash loan from the Company secured by the Policy not to exceed 90% of the Policy’s Cash Value (determined on the day on which the Company receives the written loan request), less any surrender penalties. Subject to state law, no loan requests may be made for amounts of less than $100.

  If there is a loan outstanding at the time a subsequent loan request is made, the amount of the outstanding loan will be added to the new loan request. The Company will charge interest on the outstanding amounts of the loan, which interest must be paid in advance by the Policy Owner. The full Loan Account Value will be charged an annual interest rate of 7.4% (6% in the Virgin Islands).

  The amount of the loan will be transferred as of the date the loan is made on a pro rata basis from each of the Investment Options attributable to the Policy (unless the Policy Owner states otherwise) to another account (the “Loan Account”). Amounts in the Loan Account will be credited by the Company with a fixed annual rate of return of 4% (6% in New York and Massachusetts) and will not be affected by the investment performance of the Investment Options. When loan repayments are made, the amount of the repayment will be deducted from the Loan Account and will be reallocated based upon premium allocation percentages among the Investment Options applicable to the Policy (unless the Policy Owner states otherwise). The Company will make the loan to the Policy Owner within seven days after receipt of the written loan request.

  Effects of Loans

  A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan Amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options. Amounts transferred from an Investment Option to the Loan Account will affect the value in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

  There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. See “Tax Treatment of Policy Benefits.” You should consult a tax adviser before taking out a loan.

  We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

  LAPSE AND REINSTATEMENT

  Lapse

  Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due.

  Grace Period

  After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

  As long as there is an outstanding loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the outstanding loan and not as an additional premium payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Cash Value held in our Loan Account to the Investment Options thereby increasing the Cash Surrender Value and potentially preventing a lapse.

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  If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any outstanding loan.

  Reinstatement

  You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

(1)	the Policy was not surrendered for cash;

(2)	you furnish us with acceptable evidence of insurability;

(3)	you pay all past due Monthly Deduction Amounts;

(4)	you pay Premium Payments equaling the next three Monthly Deduction Amounts;

(5)	you pay the amount of any outstanding loan.

  Upon reinstatement, the Policy’s Cash Value will be the amount provided by the Premium Payments you made, plus any Cash Value as of the date of lapse.

  FEDERAL TAX CONSIDERATIONS

  The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including the tax status of the Policy Owner and the tax treatment of the Policy. This tax treatment is highly complex. The following summary provides a general description of the material federal tax consequences to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company’s understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

  It should be understood that this is not an exhaustive discussion of all tax questions that might arise under the Policies. No attempt has been made to address any federal estate tax or state and local tax considerations that may arise in connection with a Policy. For complete information, a qualified tax or legal advisor should be consulted.

  Potential Benefits of Life Insurance

  Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

      Income tax-free death benefits (e.g., the Death Benefit under the Policy may pass to your Beneficiary tax-free)
      Income tax-free growth of policy cash values (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred)
      Income tax-free access to cash value through loans and/or withdrawals (e.g., under certain circumstances a Policy Owner may access cash from the Policy without facing tax consequences)

  Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code (IRC). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

  In sum, these federal tax laws, among numerous other things, establish the following:

      A definition of a life insurance contract.
      Diversification requirements for separate account assets.
      Limitations on policy owner’s control over the assets in a separate account.
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      Guidelines to determine the maximum amount of premium that may be paid into a policy.
      Limitations on withdrawals from a policy.
      Qualification testing for all life insurance policies that have cash value features.

  Tax Status of the Policy

  Definition of Life Insurance

  In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under Section 7702 of the IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

  The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

  Diversification

  In addition to meeting the definition of a life insurance contract in IRC Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be “adequately diversified” pursuant to Section 817(h) of the Code.

  Treasury Regulation Section 1.817-5, which was adopted by Treasury to implement section 817(h), generally requires that no more than 55 percent of the value of the total assets of the mutual fund owned by the separate account may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. Thus, under this test, the separate account and the mutual funds are generally required to invest a specified portion of its assets in at least five (5) distinct investments. Generally, U.S. Treasury securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply.

  The separate account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

  Investor Control

  In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner’s gross income each year.

  The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those separate account assets, such as the ability to exercise investment control over the assets. The Treasury has also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Investment Options without being treated as owners of the underlying assets.’’ As of the date of this prospectus, no such guidance has been issued.

  Tax Treatment of Policy Benefits

  The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

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  In General

  The Company believes that the Death Benefit under the Policy will be excludable from the gross income of the Beneficiary under section 101(a)(1) of the Code, unless the Policy has been transferred for value and no exception to the transfer for value rules applies. In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of “Modified Endowment Contracts” below.) Depending on the circumstances, the exchange of a policy, a change in the policy’s face amount, a change in the policy’s death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

  The tax consequences of distribution from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a “Modified Endowment Contract.”

  Modified Endowment Contracts

  Special tax considerations apply to “Modified Endowment Contracts” (MEC) as determined by IRC Section 7702A. A MEC is defined under tax law as any policy that satisfies the present legal definition of a life insurance contract under IRC Section 7702 but which fails to satisfy a 7-pay test. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period begins. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define t hose transactions that are material changes.

  Any policy issued in exchange for a MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

  Loans and partial withdrawals from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner’s investment in the policy) immediately before the distribution.

  The law also imposes an additional 10% tax on pre-death distributions (including loans, collateral assignments, partial withdrawals and complete surrenders) from MECs to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59½, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer’s life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

  If a Policy becomes a MEC distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

  For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner’s gross income at the time of a distribution from any such contract.

  The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in “Tax Treatment of Policy Benefits.” Furthermore, no part of the

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  investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the contract after age 59½ will have the same tax consequences as noted above in “Tax Treatment of Policy Benefits.”

  Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

  Distributions from Policies Not Classified as Modified Endowment Contracts

  Distributions from a policy that is not classified as a modified endowment contract are generally treated as first recovering the investment in the policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

  Loans from, or secured by, a policy that is not a MEC are generally not treated as distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy’s maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

  Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

  Treatment of Loan Interest

  If there is any borrowing against the policy, the interest paid on loans may not be tax deductible.

  Investment in the Policy

  Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

  Business Uses of Policy

  Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax legal adviser.

  OTHER TAX CONSIDERATIONS

  The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For

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  example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

  Insurable Interest

  The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for Federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured’s death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for Federal income tax purposes. It is the responsibility of the Policy Owner to determine the existence of insurable interest in the life of the Insured under applicable state law.

  The Company’s Income Taxes

  The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company’s obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for Federal income taxes that may be attributable to the separate account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the separate account under future tax law.

  Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Accounts.

  Alternative Minimum Tax

  Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

  OTHER POLICY INFORMATION

  Payment and Suspension of Valuation

  You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured’s death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

  Policy Statements

  We will maintain all records relating to the separate accounts, the Investment Options. At least once each Policy Year, we will send you a statement showing:

      the Cash Value, Stated Amount and Amount Insured;
      the date and amount of each Premium Payment;
      the date and amount of each Monthly Deduction;
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      the amount of any outstanding Policy Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;
      the date and amount of any partial surrenders and the amount of any partial surrender charges or decrease of Stated Amount charges;
      the annualized cost of any Riders purchased under the Policy; and
      a reconciliation since the last report of any change in Cash Value and Cash Surrender Value.

  We will also send any other reports required by any applicable state or federal laws or regulations.

  Limits on Right to Contest and Suicide Exclusion

  The Company may not contest the validity of the Policy after it has been in effect during the Insured’s lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of re instatement.

  Misstatement as to Sex and Age

  If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

  Policy Changes

  At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid.

  Addition and Substitution of Funds. If the use of a Separate Account or of an Investment Option is no longer possible, or in our judgment becomes inappropriate for the purposes of the Policy, we may substitute another separate account or Investment Option without your consent. The new Investment Option may have higher fees and charges than the one it replaced, and may not necessarily be available to all classes of Policies. We will not substitute Investment Options without notice to you and without prior approval of the SEC and of the insurance commissioner of the state where this Policy is issued for delivery, to the extent required by law. We also may add other Investment Options under the Policy. As required by law, we will notify you of any Policy changes.

  Distribution of Variable Life Policies

  Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

  TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Policy.

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  The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

  Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

  Certain broker-dealer firms may receive additional compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates, and may be based on aggregate or anticipated sales of the Policies, meeting certain sales thresholds and/or overhead expenses incurred by the broker-dealer firms in offering the variable product. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with Interlink Securities, Inc., Intersecurities, Inc., NFP Securities, Inc., The Leaders Group, Tower Square Securities, Inc., Transamerica Financial Advisers, Inc., Highland Capital Securities, Inc. and Underwriter Equity Corporation. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not r esult in any additional direct charge to you.

  The amount and timing of overall compensation, including both commissions and additional compensation as outlined above, may vary depending on the selling and other agreements in place, but is not expected to exceed 130.28% of the target premium and 6.5% of excess premium paid in the first Policy Year. The maximum compensation payable will not exceed 6.5% of the annual renewal premium paid after Policy Year 1. We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation

  The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Funds or serves as a subadviser to a Fund of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Policies. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

  Tower Square Securities. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. (“Tower Square”), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Policy to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Policies may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

  Emergency Procedure

  We reserve the right to postpone any surrender, partial surrender, policy loan, or payment of death benefit proceeds for a period not to exceed 12 months, if in our reasonable judgment, such postponement is necessary for the orderly liquidation of assets invested in an Investment Option. Furthermore, we may postpone any payment involving a determination of Cash Value in any case whenever:

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      (1)   the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

      (2)   in our reasonable judgment, we determine that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

  Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above.

  LEGAL PROCEEDINGS

  There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

  FINANCIAL STATEMENTS

  We have included the Company’s financial statements and the Separate Account’s financial statements in the Statement of Additional Information.

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  APPENDIX A
  Glossary of terms used throughout this prospectus

  Accumulation Unit — a standard of measurement used to calculate the value of the Investment Options.

  Age — the Insured’s age as of his or her last birthday.

  Amount Insured — under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Cash Value (the “Minimum Amount Insured”). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Cash Value (determined as of the date of the Insured’s death) or, if greater, the Minimum Amount Insured.

  Annual Minimum Premium — the owner must pay a first premium greater than or equal to one-quarter of this amount for the Policy to be issued. (Please refer to Appendix B).

  Beneficiary (ies) — the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

  Cash Surrender Value — the Cash Value less any Outstanding Loans, Accelerated Benefit Lien and applicable surrender charges.

  Cash Value — the sum of the accumulated value held in the Investment Options plus the Loan Account value.

  Code — the Internal Revenue Code.

  Company (Issuing Company) — the Travelers Insurance Company

  Company’s Home Office — the principal executive offices located at One Cityplace, Hartford, Connecticut 06103-3415.

  Cost of Insurance Charge — A charge that reflects the anticipated mortality of the Insured.

  Death Benefit — the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

  Deduction Date (or Day) — the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy’s Cash Value.

  Fund — See Mutual Fund.

  General Account — an account that consists of the Company’s assets other than those held in any separate account.

  Initial Premium Payment — the first Premium Payment made under the Policy.

  Insurance Company (ies) — either The Travelers Insurance Company or The Travelers Life and Annuity Company depending on which company issues your Policy.

  Insured — the person whose life is insured under the Policy.

  Investment Options — the segments of the separate account to which you may allocate Premium Payments or Cash Value. Each Investment Option invests directly in a corresponding Mutual Fund (Fund).

  Investment Option Deduction — the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

  Issue Date — the date on which the Company issues the Policy for delivery to the Policy Owner.

  Issuing Company — either The Travelers Insurance Company or The Travelers Life and Annuity Company. The name of the Issuing Company appears on your Policy and is determined primarily by the state where you purchased the Policy.

  Loan Account — an account in the Company’s general account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

  Maturity Benefit — an amount equal to the Policy’s Cash Value, less any outstanding loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

  Maturity Date — The anniversary of the Policy Date on which the Insured is age 100.

  A-1

  Minimum Amount Insured — the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Cash Value determined as of the first day of the Policy Month and is shown in the Policy.

  Monthly Deduction Amount — the amount of charges deducted from the Policy’s Cash Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

  Mutual Fund (or Fund) — a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

  Net Amount At Risk — the Death Benefit minus the Cash Value at the beginning of each Policy Month.

  Net Premium Payment — the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

  Outstanding Loan — the amount owed the Company as a result of policy loans including both principal and accrued interest.

  Planned Premium — the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

  Policy — INVEST, an individual variable flexible premium life insurance policy.

  Policy Anniversary — an anniversary of the Policy Date.

  Policy Date — the date shown on the Policy Summary and used to determine administrative transactions on the Policy (e.g., Deduction Days, Policy Years).

  Policy Month — twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

  Policy Owner(s) (you, your or owner) — the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

  Policy Years — each successive twelve-month period; the first beginning with the Policy Date.

  Premium Allocation Instructions — the instructions you provide us to allocate your Premium Payments among the Investment Options. You may change your Premium Allocation Instructions by written direction.

  Premium Payment — the amounts you send us to be applied to your Policy.

  Riders — supplemental insurance benefits offered under the Policy. There are additional charges associated with some Riders.

  Separate Account(s) — assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

  Stated Amount — the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

  Term Amount — the amount of insurance provided by the Rider.

  Underwriting Period — the time period from when we receive a completed Application until the Issue Date.

  Valuation Date — a day on which the separate account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

  Valuation Period — the period between the close of business on successive Valuation Dates.

  A-2

  APPENDIX B
  Annual Minimum Premiums

  (Per Thousand of Stated Amount)

Age	Male	Female	Age	Male	Female

0	2.80	2.42	48	12.15	11.29
1	2.69	2.47	49	12.83	11.89
2	2.59	2.48	50	13.51	12.51
3	2.58	2.47	51	14.42	13.18
4	2.58	2.47	52	15.34	13.86
5	2.58	2.47	53	16.24	14.53
6	2.58	2.47	54	17.16	15.29
7	2.60	2.49	55	18.07	16.10
8	2.62	2.52	56	19.43	17.11
9	2.66	2.56	57	20.79	18.20
10	2.72	2.62	58	22.16	19.35
11	2.80	2.68	59	23.52	20.51
12	2.89	2.76	60	24.88	21.68
13	3.01	2.84	61	27.11	22.98
14	3.13	2.94	62	29.34	24.27
15	3.25	3.04	63	31.57	25.59
16	3.38	3.16	64	33.80	27.01
17	3.51	3.28	65	36.03	28.57
18	3.62	3.40	66	38.86	30.12
19	3.72	3.47	67	41.70	31.63
20	3.81	3.53	68	44.52	33.29
21	3.90	3.60	69	47.36	35.39
22	3.98	3.67	70	49.76	37.75
23	4.05	3.73	71	54.39	40.67
24	4.08	3.71	72	59.04	44.16
25	4.13	3.76	73	63.71	48.15
26	4.30	3.93	74	68.41	52.54
27	4.45	4.09	75	72.60	57.27
28	4.61	4.26	76	80.21	62.20
29	4.76	4.41	77	87.34	67.37
30	4.92	4.60	78	94.52	73.00
31	5.12	4.80	79	101.76	79.30
32	5.32	5.02	80	109.06	86.49
33	5.52	5.22	81	120.34	94.56
34	5.74	5.46	82	131.76	103.39
35	5.98	5.71	83	143.32	112.96
36	6.33	6.01	84	155.03	123.28
37	6.66	6.31	85	166.88	138.49
38	7.01	6.64	86	170.39	149.27
39	7.34	6.97	87	177.17	159.84
40	7.69	7.34	88	191.28	171.55
41	8.17	7.75	89	208.18	185.73
42	8.66	8.18	90	241.15	203.75
43	9.14	8.62	91	254.21	225.63
44	9.63	9.11	92	282.60	250.53
45	10.11	9.59	93	314.35	278.47
46	10.79	10.13	94	349.51	309.50
47	11.47	10.70
  B-1

  APPENDIX C
  Per Thousand of Stated Amount Surrender Charge

  (First Year)

	Stated Amount				Stated Amount

Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above	Issue Age	$50,000 to $499,999	$500,000 to $999,999	$1,000,000 and above

0	2.04	1.84	1.63	33	3.92	3.53	3.14
1	2.04	1.84	1.63	34	4.08	3.67	3.26
2	2.04	1.84	1.63	35	4.19	3.77	3.35
3	2.04	1.84	1.63	36	4.43	3.99	3.54
4	2.04	1.84	1.63	37	4.66	4.19	3.73
5	2.19	1.97	1.75	38	4.91	4.42	3.93
6	2.19	1.97	1.75	39	5.14	4.63	4.11
7	2.21	1.99	1.77	40	5.69	5.12	4.55
8	2.23	2.01	1.78	41	6.05	5.45	4.84
9	2.26	2.03	1.81	42	6.41	5.77	5.13
10	2.39	2.15	1.91	43	6.76	6.08	5.41
11	2.46	2.21	1.97	44	7.13	6.42	5.70
12	2.54	2.29	2.03	45	7.18	6.46	5.74
13	2.65	2.39	2.12	46	7.66	6.89	6.13
14	2.75	2.48	2.20	47	8.14	7.33	6.51
15	2.76	2.48	2.21	48	8.63	7.77	6.90
16	2.77	2.49	2.22	49	9.11	8.20	7.29
17	2.79	2.51	2.23	50	10.00	9.00	8.00
18	2.82	2.54	2.26	51	10.67	9.60	8.54
19	2.90	2.61	2.32	52	11.35	10.22	9.06
20	2.86	2.57	2.29	53	12.02	10.82	9.62
21	2.93	2.64	2.34	54	12.70	11.43	10.16
22	2.99	2.69	2.39	55	13.01	11.71	10.41
23	3.04	2.74	2.43	56	13.99	12.69	11.19
24	3.06	2.75	2.45	57	14.97	13.47	11.98
25	3.08	2.77	2.46	58	15.96	14.36	12.77
26	3.14	2.83	2.51	59	16.93	15.24	13.54
27	3.25	2.93	2.60	60	17.91	16.12	14.33
28	3.37	3.03	2.70	61	19.52	17.57	15.82
29	3.47	3.12	2.78	62	21.12	19.01	16.90
30	3.49	3.14	2.79	63	22.73	20.46	18.18
31	3.64	3.28	2.91	64	24.34	21.91	19.47
32	3.78	3.40	3.02	65+	25.40	22.85	20.32
  C-1

  APPENDIX D
  Monthly Administrative Charge

  (Per Thousand of Stated Amount)
  Applicable for Three Years Following Issue or Increase

  SMOKERS AND NON-SMOKERS

	Stated Amount				Stated Amount

Issue Age	$75,000 to $499,999	$500,000 to $999,999	$1,000,000 and above	Issue Age	$75,000 to $499,999	$500,000 to $999,999	$1,000,000 and above

0	0.16	0.08	0.00	33	0.19	0.09	0.00
1	0.16	0.08	0.00	34	0.19	0.09	0.00
2	0.16	0.08	0.00	35	0.19	0.09	0.00
3	0.16	0.08	0.00	36	0.20	0.09	0.00
4	0.16	0.08	0.00	37	0.21	0.10	0.00
5	0.16	0.08	0.00	38	0.22	0.10	0.00
6	0.16	0.08	0.00	39	0.23	0.10	0.00
7	0.16	0.08	0.00	40	0.23	0.10	0.00
8	0.16	0.08	0.00	41	0.24	0.10	0.00
9	0.16	0.08	0.00	42	0.24	0.10	0.00
10	0.16	0.08	0.00	43	0.24	0.10	0.00
11	0.16	0.08	0.00	44	0.24	0.10	0.00
12	0.16	0.08	0.00	45	0.24	0.10	0.00
13	0.16	0.08	0.00	46	0.25	0.11	0.00
14	0.16	0.08	0.00	47	0.26	0.11	0.00
15	0.16	0.08	0.00	48	0.27	0.11	0.00
16	0.16	0.08	0.00	49	0.28	0.11	0.00
17	0.16	0.08	0.00	50	0.29	0.15	0.00
18	0.16	0.08	0.00	51	0.30	0.15	0.00
19	0.16	0.08	0.00	52	0.32	0.15	0.00
20	0.16	0.08	0.00	53	0.33	0.15	0.00
21	0.16	0.08	0.00	54	0.34	0.15	0.00
22	0.16	0.08	0.00	55	0.35	0.15	0.00
23	0.16	0.08	0.00	56	0.35	0.15	0.00
24	0.16	0.08	0.00	57	0.35	0.15	0.00
25	0.16	0.08	0.00	58	0.36	0.15	0.00
26	0.16	0.09	0.00	59	0.36	0.15	0.00
27	0.17	0.09	0.00	60	0.36	0.15	0.00
28	0.17	0.09	0.00	61	0.38	0.15	0.00
29	0.18	0.09	0.00	62	0.38	0.15	0.00
30	0.18	0.09	0.00	63	0.38	0.15	0.00
31	0.18	0.09	0.00	64	0.39	0.15	0.00
32	0.18	0.09	0.00	65+	0.39	0.15	0.00

  D-1

  APPENDIX E
  Illustrations

  Hypothetical Illustrations are tabular presentations of numbers that demonstrate how the Cash Value, Cash Surrender Value and Death Benefit under a policy change over time based on (i) assumed gross rates of return of the Funds; and (ii) deduction of fees and charges for a hypothetical policyholder with a specified Stated Amount and premium payment pattern.

  The following pages of illustrations are intended to illustrate how the Cash Value, Cash Surrender Value and Death Benefit change over time for the Policy. Each illustration assumes gross rates of returns for the Funds of 0%, 6% and 12% based on certain assumptions. You can request personalized illustrations by calling your agent or registered representative. A personalized illustration will reflect your age and risk classification as well as other assumptions personal to you (e.g. your choice of investment options). The illustrations will reflect the deduction of the current policy charges. The difference between the Cash Value and the Cash Surrender Value in these illustrations represents the Surrender Charge that would be incurred upon a full surrender of the Policy.

  One example illustrates that the maximum Guaranteed Cost of Insurance Rates, the monthly administrative charge, mortality and expense risk charge, and administrative expense charge allowable under the Policy are charged in all years. The other example illustrates that the current scale of Cost of Insurance Rates and other charges are charged in all years. The Cost of Insurance Rates charged vary by age, sex and underwriting classification, and the monthly administrative charge varies by age, amount of insurance and smoker/non-smoker classification for current charges. The illustrations reflect a deduction of 5.00% from each annual premium for premium tax (2.50%), and front-end sales charge (2.50%).

  The values shown in these illustrations vary according to assumptions used for charges, and gross rates of investment returns. For the first fifteen Policy Years, the current and guaranteed charges consist of 0.60% and 0.90% for mortality and expense risks respectively.

  The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of the investment advisory fees and other expenses charged by each of the available Investment Options during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustration may be higher.

  After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of –1.63%, 4.37%, and 10.37%, respectively on a guaranteed basis and to approximate net annual rates of –1.33%, 4.67%, and 10.67%, respectively on a current.

  The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

  The illustrations do not reflect any charges for federal income taxes against the Separate Account, since the Company is not currently deducting such charges from the Separate Account. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits’, Account Values-and Cash Surrender Values illustrated. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

  Where required by law or upon request, the Company, through its agent will provide you a comparable illustration based upon the proposed Insured’s age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Underlying Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what your request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

  E-1

  IN-VEST
  FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
  LEVEL DEATH BENEFIT OPTION
  ILLUSTRATED WITH GUARANTEED CHARGES

Male, Issue Age 39	Face Amount: $250,000
Standard, Non-smoker	Annual Premium: $5,000.00

		Death Benefit			Cash Value			Cash Surrender Value

Year	Total Premiums With 5% Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	5,250	250,000	250,000	250,000	3,282	3,522	3,763	1,832	2,072	2,313
2	10,763	250,000	250,000	250,000	6,460	7,147	7,865	4,972	5,659	6,377
3	16,551	250,000	250,000	250,000	9,532	10,876	12,338	8,009	9,353	10,815
4	22,628	250,000	250,000	250,000	13,182	15,420	17,951	11,621	13,859	16,390
5	29,010	250,000	250,000	250,000	16,712	20,105	24,093	15,117	18,510	22,497
6	35,710	250,000	250,000	250,000	20,122	24,937	30,820	18,654	23,469	29,352
7	42,746	250,000	250,000	250,000	23,409	29,919	38,196	22,068	28,579	36,855
8	50,133	250,000	250,000	250,000	26,573	35,059	46,291	25,362	33,848	45,080
9	57,889	250,000	250,000	250,000	29,611	40,363	55,186	28,528	39,280	54,103
10	66,034	250,000	250,000	250,000	32,521	45,835	64,970	31,568	44,882	64,016
15	113,287	250,000	250,000	250,000	44,857	75,845	131,140	44,857	75,845	131,140
20	173,596	250,000	250,000	331,325	52,449	110,690	240,091	52,449	110,690	240,091

  These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

  E-2

  IN-VEST
  FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
  LEVEL DEATH BENEFIT OPTION
  ILLUSTRATED WITH CURRENT CHARGES

Male, Issue Age 39	Face Amount: $250,000
Standard, Non-smoker	Annual Premium: $5,000.00

		Death Benefit			Cash Value			Cash Surrender Value

Year	Total Premiums With 5% Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	5,250	250,000	250,000	250,000	3,501	3,748	3,995	2,051	2,298	2,545
2	10,763	250,000	250,000	250,000	6,937	7,652	8,398	5,449	6,164	6,910
3	16,551	250,000	250,000	250,000	10,287	11,699	13,231	8,764	10,176	11,708
4	22,628	250,000	250,000	250,000	14,240	16,605	19,275	12,679	15,044	17,714
5	29,010	250,000	250,000	250,000	18,104	21,706	25,932	16,508	20,110	24,336
6	35,710	250,000	250,000	250,000	21,888	27,022	33,281	20,420	25,553	31,812
7	42,746	250,000	250,000	250,000	25,589	32,557	41,393	24,248	31,216	40,052
8	50,133	250,000	250,000	250,000	29,203	38,320	50,352	27,992	37,110	49,141
9	57,889	250,000	250,000	250,000	32,727	44,320	60,248	31,644	43,237	59,165
10	66,034	250,000	250,000	250,000	36,168	50,575	71,196	35,215	49,622	70,243
15	113,287	250,000	250,000	250,000	51,994	86,074	146,341	51,994	86,074	146,341
20	173,596	250,000	250,000	374,562	65,310	130,171	271,422	65,310	130,171	271,422

  These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

  To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Travelers Life & Annuity, One Cityplace, Hartford, CT 06103-3415, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov).

  To obtain free copies of personalized illustrations of death benefits, cash surrender values, and cash values please contact your agent or registered representative.

  The SAI and additional information about the Registrant can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Registrant are available on the Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

  Investment Company Act File Numbers: 811-03297 and 811-07411

  L-23119

  12/03